                                                                            LOGO
--------------------------------------------------------------------------------
                                                                         ECLIPSE

                                                           FINANCIAL ASSET TRUST

                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 1996

MEMBER OF
=================
100% NO-LOAD-TM-
     MUTUAL FUND
     COUNCIL
==================

TABLE OF CONTENTS

Chairman's Letter................................................................................          2

Review of Eclipse-Registered Trademark- Funds

    Ultra Short Term Income Fund.................................................................          4

    Balanced Fund................................................................................          6

    Growth and Income Fund.......................................................................          8

    Equity Fund..................................................................................         10

Statements of Net Assets

    Ultra Short Term Income Fund.................................................................         12

    Balanced Fund................................................................................         15

    Growth and Income Fund.......................................................................         23

    Equity Fund..................................................................................         26

Statements of Operations.........................................................................         33

Statements of Changes in Net Assets..............................................................         34

Notes to Financial Statements....................................................................         36

  Selected Financial Information

    Ultra Short Term Income Fund.................................................................         40

    Balanced Fund................................................................................         41

    Growth and Income Fund.......................................................................         42

    Equity Fund..................................................................................         43

Independent Auditor's Report.....................................................................         44

Trustees and Officers............................................................................         45

Towneley Capital Management, Inc., Investment Manager............................................         46

Glossary.........................................................................................         47

-Registered Trademark- Eclipse is a registered service mark of Eclipse Financial Asset Trust.

--------------------------------------------------------------------------------

CHAIRMAN'S LETTER

Dear Fellow Shareholder:

The U.S. stock and bond markets enjoyed another record year in 1996. The Dow Jones Industrial Average made new highs, breaking yet another 1000 point barrier when it surpassed the 6000 mark. The Standard & Poor's 500 Index also rose smartly, gaining 23% this year. Perhaps of even greater significance, the market increase once again extended to virtually all segments of the equity market -- including mid size and small company stocks, in addition to the large capitalization measures cited above.

The continuation of 1995's market rise was reportedly due to a number of factors: corporate earnings remained strong, interest rates remained low, and there continued to be large cash inflows to the equity markets, particularly from 401(k) retirement plans.

THE STOCK MARKET IN PERSPECTIVE

It is important to retain historical perspective in looking at the near record-breaking returns of the last two years. Market returns of over 20% per year are unusual.

The stock market has had several years of extraordinary performance. Let us look at some market history to put these returns in perspective. Since 1916 the Dow Jones Industrial Average returned only slightly over 5% on an annually compounded basis. During the decades of the 1960's and 1970's, the return was less than 2% a year. Contrast this with the 11% returns the Index has earned since 1987, and especially the 33% rise in 1995 and the 26% earned in 1996, and it is easy to understand why we believe these returns are unusual. (These returns are price changes in the Index; they are not total returns since dividends are not included.)

The broader Standard & Poor's 500 Index shows similar results. Over the past 50 years (since 1947) the annually compounded total return of the Standard & Poor's 500 has been slightly over 12%. In the decade ending December, 1979 the total return of the S&P -- including reinvested dividends -- rose less than 6% per annum; Treasury Bills gave a better return in that decade with no risk. In the decade ended December, 1989 the return was significantly better at almost 18% per annum, but still substantially below the results of 1995 and 1996.

Last year we stated in our letter to you that we do not know how long the favorable underlying economic trends will continue, nor do we know how the markets will react to any changes or perceived changes in these trends, or to new political and economic events. All we can do is what we have consistently done as investment managers for over 25 years, and as managers of the Eclipse Funds since their inception in 1987: To search for what we believe are undervalued companies and to monitor our holdings carefully and continuously.

ECLIPSE INVESTMENTS

We invest in the following types of securities, and use the following criteria in making investment decisions, for the Eclipse Funds:

FIXED INCOME SECURITIES: Our evaluation of fixed income securities suitable for purchase in the Eclipse Ultra Short Term Income Fund and the Eclipse Balanced Fund includes the creditworthiness of the issuer, a credit analysis of the specific security, its call features, if any, its coupon, and relative return.

EQUITIES: Market analysts divide the equity market into two segments -- growth stocks and value stocks. Growth stocks are defined as those which have a high price to stated book value, and which generally have relatively strong current and

---------------------------------------------------------
2
expected future growth. These stocks perform well as long as their growth continues in line with expectations. The higher valuations (higher price earnings ratios and higher price/book ratios) usually applied to these stocks make them more vulnerable if their expected growth does not continue.

Value stocks are those with a low price to stated book value. This means they sell at less than the stated "worth" of the company. Value stocks are considered defensive; they generally have lower valuations and higher dividend yields, and are less affected by extreme market moves.

Stocks and markets are dynamic. Today's growth stocks often become tomorrow's value stocks, as high growth becomes difficult to sustain over long periods of time.

In our analysis of the appropriate stocks to purchase for our Funds, our valuation measures favor companies which are currently profitable and are showing improving operating levels. These stocks tend to have lower price/earnings, lower price/sales, and lower price/book value ratios than their peers and the market. They are, in short, Towneley "value" stocks.

The one constant in the stock and financial markets is change. Various investment styles will continue to come into and go out of favor. Value stocks have underperformed growth stocks in 6 of the last 8 years. However, the value style of investing has produced high returns for extended periods of time--and WITH LESS RISK THAN GROWTH STOCKS.

MILESTONES

In closing, I would like to take this opportunity to mark two significant anniversaries:

Eclipse Equity Fund, the first fund in the Eclipse family, marked its tenth anniversary on January 12, 1997. The Fund began with $100,000 in assets and one shareholder, and today has assets of $171 million.

Towneley Capital Management, Inc., your Funds' investment manager, celebrated its twenty fifth anniversary in 1996. We are an independent investment advisor with no ties to any other financial organization. Our business is solely dedicated to managing the money our clients have entrusted to us. We thank our clients and shareholders for their trust in us, and will work to continue to merit it in the years to come.

Sincerely,

    [SIGNATURE]

Wesley G. McCain
Chairman

--------------------------------------------------------------------------------

REVIEW OF ECLIPSE ULTRA SHORT TERM
INCOME FUND

The Eclipse Ultra Short Term Income Fund completed its second full year of operation with a return of 5.5%, and a two year annualized return of 6.7%.

During this year the Fund adopted an investment policy of socially responsible investing. The Fund will limit its investments to notes and bonds which, in the opinion of the Fund's Manager and based on available information, are issued by companies that are socially responsible. Currently the Fund excludes investments in companies with significant operations in the following industries: alcohol, tobacco, gambling, defense, and nuclear energy. Our research indicates that we can adhere to this policy while earning competitive returns. (Unfortunately, there is no socially responsible short term investment benchmark against which to measure our results, since the Fund is, we believe, the only socially responsible ultra short term income fund.) The Fund has provided very competitive returns to other short duration income funds, Treasury Bills, and Certificates of Deposit.

The Fund had a 5 for 1 reverse share split in June. All per share and return figures have been adjusted to reflect this split.

The Fund's duration at year end was 0.94 years, and its dollar weighted average maturity was 375 days.
----------------------------------------------
LARGEST INDUSTRY HOLDINGS -- 12/31/96                             % OF PORTFOLIO
------------------------------------------------------------

Finance..........................................................       24.6%
Consumer Non-Durables............................................       11.8
Federal Agencies.................................................       11.2
Health Technology................................................        9.7
Utilities........................................................        8.6

----------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE AND RISK DATA
PERIODS ENDING DECEMBER 31, 1996

                                                       ANNUALIZED TOTAL
                                                           RETURN(1)
                                                      1 YEAR     2 YEARS      RISK(2)
--------------------------------------------------------------------------------------
Eclipse Ultra Short Term Income Fund (3,4)........      5.5%       6.7%         1.0%
Lipper Ultra Short Obligations Funds Average
(5)...............................................      5.2        5.9          0.4
3 Month Treasury Bill.............................      5.3        5.7          0.1
1 Year Treasury Bill..............................      5.7        6.9          0.7

------------
1) With income reinvested.

2) Annualized standard deviation of monthly return.

3) The Fund's inception was 12/27/94; its annualized total return through 12/31/96 was 6.6%.

4) Net of management fee waived and after expense reimbursement by manager:
   1.67% of average net assets in 1995; 1.20% of average net assets in 1996.

5) After all expenses.
--------------------------------------------------------------------------------

---------------------------------------------------------
4

                        GROWTH OF $10,000 SINCE INCEPTION
           ECLIPSE ULTRA SHORT TERM INCOME FUND WITH INCOME REINVESTED

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                ECLIPSE ULTRA SHORT TERM INCOME FUND          1 YEAR TREASURY BILL
Dec-94                                              10,000                     10,000
Mar-95                                              10,200                     10,300
Jun-95                                              10,500                     10,500
Sep-95                                              10,600                     10,600
Dec-95                                              10,800                     10,800
Mar-96                                              10,900                     10,900
Jun-96                                              11,000                     11,100
Sep-96                                              11,200                     11,200
Dec-96                                              11,400                     11,400

All returns represent past performance, which are not predictive of future results. Investment returns and share price will vary and shares, when redeemed, may be worth more or less than their cost.

--------------------------------------------------------------------------------
PER SHARE DIVIDEND INFORMATION -- 1996
--------------------------------------------------------------------------------

Income dividends*...........................................................................  $  0.7193
Short-term capital gain dividends...........................................................     --
Long-term capital gain dividends............................................................     --
                                                                                              ---------
Total 1996 dividends........................................................................  $  0.7193
                                                                                              ---------
                                                                                              ---------
* Adjusted for a 1 for 5 share split effective June 14, 1996.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

REVIEW OF ECLIPSE BALANCED FUND

The Eclipse Balanced Fund's asset allocation remains at 60% medium to large capitalization value stocks and 40% short term government and short term investment grade corporate bonds. With a 12.9% return in 1996, the Fund performed in line with the Lipper Balanced Fund Index with less risk as measured by annualized monthly standard deviation. We continued to outperform the Lipper Balanced Fund Index for the five year period ending December, 1996.

Several factors contributed to the performance of the Fund. While value stocks -- those with moderate expectations of sales and earnings increases -- performed well, growth stocks -- those with higher than average profitability -- performed better. The value style of investing showed strengthened performance during the last quarter of the year. (Please see the review of the Eclipse Growth and Income Fund for further discussion.) With corporate earnings continuing to be strong and interest rates remaining low, intermediate term bonds rose modestly for the year. The fixed income portion of the portfolio mirrored that return.
----------------------------------------------
EQUITY INDUSTRY HOLDINGS AS A PERCENT OF ENTIRE PORTFOLIO
------------------------------------------------------------

Finance......................................       12.8%
Utilities....................................        9.0
Retail Trade.................................        8.9
Energy Minerals..............................        6.9
Consumer Durables............................        6.1

----------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE AND RISK DATA
PERIODS ENDING DECEMBER 31, 1996

                                                     ANNUALIZED TOTAL RETURN(1)
                                              1         3          5                                       RETURN/
                                            YEAR      YEARS      YEARS      INCEPTION(2)     RISK(2,3)     RISK(2)
-----------------------------------------------------------------------------------------------------
Eclipse Balanced Fund (4,5).............    12.9%      11.6%      12.7%         11.7%           6.6%         1.8
Lipper Balanced Fund Index (4)..........    13.0       11.4       10.7          11.8            7.6          1.6
Merrill Lynch Corporate & Govt 1-9.99
  Year Bond Index.......................     4.0        5.6        6.6           8.6            3.4          2.5
Standard & Poor's 500 Index.............    23.0       19.7       15.2          15.4           11.6          1.3
3 Month Treasury Bill...................     5.3        5.2        4.5           5.6            0.5         11.2

------------
1) With income reinvested.

2) May 1, 1989 to December 31, 1996.

3) Annualized standard deviation of monthly return.

4) After all expenses.

5) Net of management fee waived equivalent to 0.8% of average net assets from 1989 through 1992, 0.5%, 0.4%, 0.3%, and 0.2% from 1993 through 1996. Returns are also net of reimbursed expenses equivalent to 0.84% of average net assets in 1989 and 0.05% of average net assets in 1990.
--------------------------------------------------------------------------------

---------------------------------------------------------
6

                        GROWTH OF $10,000 SINCE INCEPTION
                  ECLIPSE BALANCED FUND WITH INCOME REINVESTED

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              ECLIPSE BALANCED FUND         ML CORP/GOVT 1-9.99 YR BOND      S&P 500
Apr-89                           10,000                             10,000     10,000
Dec-89                           10,400                             11,000     11,700
Dec-90                           10,600                             12,000     11,300
Dec-91                           12,800                             13,700     14,800
Dec-92                           14,400                             14,700     15,900
Dec-93                           16,800                             16,000     17,500
Dec-94                           16,800                             15,700     17,700
Dec-95                           20,700                             18,100     24,400
Dec-96                           23,300                             18,900     30,000

All returns represent past performance, which are not predictive of future results. Investment returns and share price will vary and shares, when redeemed, may be worth more or less than their cost.

--------------------------------------------------------------------------------
PER SHARE DIVIDEND INFORMATION -- 1996
--------------------------------------------------------------------------------

Income dividends............................................................................  $  0.7752
Short-term capital gain dividends...........................................................     0.8182
Long-term capital gain dividends............................................................     0.6181
                                                                                              ---------
Total 1996 dividends........................................................................  $  2.2115
                                                                                              ---------
                                                                                              ---------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

REVIEW OF ECLIPSE GROWTH AND
INCOME FUND

In 1996 the Eclipse Growth and Income Fund completed its second full year of operation. The Fund was up 22.4% this year, and up almost 25% (24.4%) on an annually compounded basis since its inception. It outperformed the Lipper Growth and Income Fund Index by a substantial margin in 1996.

The domestic equity market had another remarkably strong year. The strength in stocks is largely the result of economic stability (low unemployment, low interest rates) and continued retirement cash inflows into the equity market. This bull market has rewarded growth stocks -- i.e., those with higher than average earnings growth expectations. Value stocks -- those with more moderate expectations of sales and earnings increases -- have also performed well, but not as well as growth stocks.

Eclipse Growth and Income Fund is invested in undervalued stocks and industries. The Fund currently has a large percentage of its holdings in the financial, retail trade, and consumer durables industries because we find stocks in these industries to be undervalued. Conversely, the Fund has smaller percentages of its holdings in the electronic technology, health technology, and consumer non-durables industries, which, according to our valuation measures, are overvalued, or "expensive."

The table below shows comparative valuation measures comparing Eclipse Growth and Income Fund stocks with those in the unmanaged S&P 500 Index.
----------------------------------------------
                                  ECLIPSE GROWTH
                                        AND                               S&P500
                                   INCOME FUND                             INDEX
------------------------------------------------------------

Price to Sales...............................      0.9x       2.2x
Price to Earnings............................     19.7       24.0
Price to Book Value..........................      2.7        4.9

----------------------------------------------------

This table indicates that stocks in the S&P 500 are more than twice as expensive as the stocks in the Eclipse Growth and Income Fund on the basis of revenues, more than 20% as expensive on an earnings basis, and more than 80% as expensive according to book value ratios.

----------------------------------------------
LARGEST INDUSTRY HOLDINGS -- 12/31/96                             % OF PORTFOLIO
------------------------------------------------------------

Finance..........................................................       20.7%
Retail Trade.....................................................       14.8
Energy Minerals..................................................       12.3
Utilities........................................................       11.1
Consumer Durables................................................        9.7

----------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE AND RISK DATA
PERIODS ENDING DECEMBER 31, 1996

                                                     ANNUALIZED TOTAL
                                                        RETURN(1)
                                                    1 YEAR    2 YEARS     RISK(2)
----------------------------------------------------------------------------------
Eclipse Growth and Income Fund (3,4)..............    22.4%    24.6%        7.0%
Lipper Growth and Income Fund Index (5)...........    20.7     25.8         7.3
Standard & Poor's 500 Index.......................    23.0     30.1         8.3
3 Month Treasury Bill.............................     5.3      5.7         0.1

------------
1) With income reinvested.

2) Annualized standard deviation of monthly return.

3) The Fund's inception was 12/27/94; its annualized total return through 12/31/96 was 24.4%.

4) Net of management fee waived equivalent to 0.90% and 0.67% of average net assets for 1995 and 1996. Returns are also net of reimbursed expenses equivalent to 0.05% of average net assets in 1995.

5) After all expenses.
--------------------------------------------------------------------------------

---------------------------------------------------------
8

                        GROWTH OF $10,000 SINCE INCEPTION
              ECLIPSE GROWTH AND INCOME FUND WITH INCOME REINVESTED

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               ECLIPSE GROWTH AND INCOME        S&P 500
Dec-94                                 10,000     10,000
Mar-95                                 10,500     11,000
Jun-95                                 11,300     12,000
Sep-95                                 12,200     13,000
Dec-95                                 12,700     13,800
Mar-96                                 13,400     14,500
Jun-96                                 13,700     15,100
Sep-96                                 14,100     15,600
Dec-96                                 15,500     16,900

All returns represent past performance, which are not predictive of future results. Investment returns and share price will vary and shares, when redeemed, may be worth more or less than their cost.

--------------------------------------------------------------------------------
PER SHARE DIVIDEND INFORMATION -- 1996
--------------------------------------------------------------------------------

Income dividends............................................................................  $  0.2262
Short-term capital gain dividends...........................................................     0.6797
Long-term capital gain dividends............................................................     0.6716
                                                                                              ---------
Total 1996 dividends........................................................................  $  1.5775
                                                                                              ---------
                                                                                              ---------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

REVIEW OF ECLIPSE EQUITY FUND

The Eclipse Equity Fund was up 29.9% in 1996, surpassing all of our benchmark indexes. The Fund's return was almost twice that of the Lipper Small Company Growth Fund Index. The Fund is primarily invested in small capitalization value stocks.

THE EQUITY MARKETS

In the past few years, larger capitalization growth stocks have led the market. Investors have been willing to pay more for growth stocks because of their higher expected earnings growth. Many companies -- especially those in the electronic technology and technology-services industries -- met these expectations, leading investors to believe that the high prices for these stocks were justified.

However, high growth rates are usually not sustainable over long periods of time. Highly profitable businesses quickly attract competitors. When growth slows to a more realistic level, so do valuations.

THE SMALL CAPITALIZATION MARKET

Stock performance within the small capitalization sector of the market is shifting. In 1995, small capitalization growth stocks outperformed small capitalization value stocks. In 1996, however, small capitalization value stocks outperformed small capitalization growth stocks by a wide margin.

Why is this change occurring? Such industries as retail, smaller banks, savings and loans, and insurance companies, which experienced a great deal of upheaval in the late 80's and early 90's, have gone through their transition and are experiencing new growth. When companies restructure and retrench, historically their revenues, cash flows, and earnings are only about average. Once the restructuring is complete, they are in a favorable position to grow their business.

VALUATIONS

The smaller capitalization "value" companies, in which the Eclipse Equity Fund invests, have more favorable price to valuation ratios based on revenues, cash flow, and earnings than either the Russell 2000 or the S&P 600 small capitalization stock indexes. Based on operating characteristics of the business, e.g., profit margins, asset turnover, and working capital management, these companies are showing substantial improvement. Other larger companies are noticing this undervaluation and improving operating characteristics, as well, and many smaller companies are being acquired. With interest rates (and, therefore, financing costs) so low, companies can buy businesses more cheaply than they can build them. All of these factors contributed to the strong performance of the small capitalization value sector of the market.

The strongest performing sectors in the small capitalization sector were technology, finance, industrial services, retail trade and energy minerals. Eclipse Equity Fund had significant investments in most of these industries.

--------------------------------------------------------------------------------
LARGEST INDUSTRY HOLDINGS                                               12/31/96
--------------------------------------------------------------------------------

Finance..........................................................      19.7%
Retail Trade.....................................................      13.8
Commercial Services..............................................       9.6
Producer Manufacturing...........................................       8.4
Electronic Technology............................................       7.5

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
10

--------------------------------------------------------------------------------
PERFORMANCE AND RISK DATA
PERIODS ENDING DECEMBER 31, 1996

                                                                 ANNUALIZED TOTAL RETURN(1)                RETURN/
                                                     1 YEAR    3 YEARS    5 YEARS    INCEPTION(2) RISK(3)  RISK(2)
-----------------------------------------------------------------------------------------------------
Eclipse Equity Fund (3,4).........................     29.9%      14.0%      15.7%      11.7%      11.0%       1.1
Lipper Small Company Growth Fund Index (5)........     14.5       14.5       14.4       12.2       16.9        0.7
Standard & Poor's Small Cap 600 Index.............     21.3       14.5       16.6       10.1       17.8        0.6
Standard & Poor's 500 Index.......................     23.0       19.7       15.2       14.0       13.9        1.0
3 Month Treasury Bill.............................      5.3        5.2        4.5        6.0        0.5       12.0

------------
1) With income reinvested.

2) Data shown are from 1/31/87. The Fund's inception was 1/12/87; its annualized total return through 12/31/96 was 11.6.%.

3) Annualized standard deviation of monthly return.

4) Net of management fee waived in 1987 equivalent to 0.1% of average net assets.

5) After all expenses.
--------------------------------------------------------------------------------

                        GROWTH OF $10,000 SINCE INCEPTION
                   ECLIPSE EQUITY FUND WITH INCOME REINVESTED

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             ECLIPSE EQUITY     S&P 600    S&P 500
Jan-87                 10,000     10,000     10,000
Dec-87                  9,700      7,800      9,300
Dec-88                 10,900      9,300     10,800
Dec-89                 12,700     10,600     14,200
Dec-90                 11,000      8,100     13,800
Dec-91                 14,400     12,000     18,000
Dec-92                 17,200     14,600     19,400
Dec-93                 20,100     17,300     21,300
Dec-94                 19,200     16,500     21,600
Dec-95                 23,000     21,400     29,700
Dec-96                 29,800     26,000     36,600

All returns represent past performance, which are not predictive of future results. Investment returns and share price will vary and shares, when redeemed, may be worth more or less than their cost.
--------------------------------------------------------------------------------
PER SHARE DIVIDEND INFORMATION -- 1996
--------------------------------------------------------------------------------

Income dividends............................................................................  $  0.1374
Short-term capital gain dividends...........................................................     1.1429
Long-term capital gain dividends............................................................     2.8416
                                                                                              ---------
Total 1996 dividends........................................................................  $  4.1219
                                                                                              ---------
                                                                                              ---------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ECLIPSE FINANCIAL ASSET TRUST
ULTRA SHORT TERM INCOME FUND
STATEMENT OF NET ASSETS -- DECEMBER 31, 1996
--------------------------------------------------------------------------------

                         U.S. CORPORATE BONDS (82.95%)

                                                        FACE          VALUE
                                                       AMOUNT        (NOTE 1)

CONSUMER NON-DURABLES (11.84%)
 Coca-Cola Company Notes, 7.875%, due 09/15/98....  $     50,000   $     51,380
 Coca-Cola Enterprises Inc. Notes, 6.50%, due
  11/15/97........................................       100,000        100,573
 Heinz (H.J.) Company Notes, 5.50%, due
  09/15/97........................................       100,000         99,819
 Heinz (H.J.) Company Notes, 6.75%, due
  10/15/99........................................        50,000         50,448
 Kellogg Company Notes, 5.90%, due 07/15/97.......       100,000        100,117
 PepsiCo, Inc. Notes, 6.875%, due 05/15/97........       100,000        100,452
 Procter & Gamble Company Notes, 6.85%, due
  06/01/97                                                25,000         25,135
                                                                   ------------
                                                                        527,924
                                                                   ------------

CONSUMER SERVICES (4.45%)
 Gannett Co. Inc. Notes, 5.25%, due 03/01/98             200,000        198,382
                                                                   ------------

ELECTRONIC TECHNOLOGY (2.25%)
 IBM Corporation Notes, 6.375%, due 11/01/97......       100,000        100,407
                                                                   ------------

ENERGY MINERALS (2.24%)
 Mobil Corporation Notes, 6.50%, due 02/15/97.....       100,000        100,100
                                                                   ------------

                                                        FACE          VALUE
                                                       AMOUNT        (NOTE 1)

FINANCE (24.58%)
 Aetna Services Inc. Notes, 8.625%, due
  03/01/98........................................  $    100,000   $    102,756
 American Express Credit Corporation Sr. Notes,
  7.75%, due 03/01/97.............................        75,000         75,244
 American General Finance Corporation Sr. Notes,
  5.80%, due 04/01/97.............................       100,000        100,050
 BankAmerica Corporation Notes, 6.00%, due
  07/15/97........................................       100,000        100,143
 Chrysler Financial Corporation Notes, 5.375%, due
  10/15/98........................................        50,000         49,324
 Ford Holdings, Inc. Guaranteed Notes, 9.25%, due
  07/15/97........................................       150,000        152,668
 General Motors Corporation Notes, 7.625%, due
  02/15/97........................................       100,000        100,203
 International Lease Finance Corporation Sr.
  Notes, 6.50%, due 07/15/97......................        75,000         75,294
 Morgan Stanley Group Inc. Notes, 5.65%, due
  06/15/97........................................       100,000         99,988
 Norwest Financial, Inc. Sr. Notes, 6.00%, due
  08/15/97........................................       100,000        100,160
 Norwest Financial, Inc. Sr. Notes, 6.25%, due
  03/15/99........................................        40,000         40,017
 USLife Group Corporation Sr. Notes, 6.75%, due
  01/15/98........................................       100,000        100,716
                                                                   ------------
                                                                      1,096,563
                                                                   ------------

---------------------------------------------------------
12

--------------------------------------------------------------------------------
                                                   ECLIPSE FINANCIAL ASSET TRUST
                                                    ULTRA SHORT TERM INCOME FUND
                                    STATEMENT OF NET ASSETS -- DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                                        FACE          VALUE
                                                       AMOUNT        (NOTE 1)

HEALTH TECHNOLOGY (9.67%)
 American Home Products Corporation Notes, 6.875%,
  due 04/15/97....................................  $    100,000   $    100,323
 American Home Products Corporation Notes, 7.70%,
  due 02/15/00....................................        50,000         51,843
 Lilly (Eli) & Company Notes, 6.75%, due
  11/15/99........................................        50,000         50,557
 Upjohn Company Notes, 5.875%, due 04/15/00.......        75,000         73,939
 Warner-Lambert Company Notes, 8.00%, due
  09/01/98........................................       150,000        154,604
                                                                   ------------
                                                                        431,266
                                                                   ------------

INDUSTRIAL SERVICES (4.50%)
 WMX Technologies Inc. Notes, 7.125%, due
  03/22/97........................................        75,000         75,247
 WMX Technologies Inc. Notes, 6.375%, due
  07/01/97........................................       125,000        125,447
                                                                   ------------
                                                                        200,694
                                                                   ------------
NON-ENERGY MINERALS (1.72%)
 Alcan Aluminium Corporation Guaranteed Notes,
  7.25%, due 12/15/99.............................        75,000         76,548
                                                                   ------------

PROCESS INDUSTRIES (3.45%)
 DuPont (E.I.) De Nemours & Company Notes, 8.65%,
  due 12/01/97....................................       150,000        153,707
                                                                   ------------

                                                        FACE          VALUE
                                                       AMOUNT        (NOTE 1)

PRODUCER MANUFACTURING (3.44%)
 Xerox Corporation Notes, 9.625%, due 09/01/97....  $    150,000   $    153,633
                                                                   ------------

RETAIL TRADE (6.17%)
 Dayton Hudson Corporation Notes, 7.50%, due
  03/01/99........................................       100,000        102,109
 Penney (J.C.) Co., Inc. Notes, 5.375%, due
  11/15/98........................................       100,000         98,561
 Wal-Mart Stores Inc. Notes, 5.50%, due
  03/01/98........................................        75,000         74,620
                                                                   ------------
                                                                        275,290
                                                                   ------------

UTILITIES (8.64%)
 New England Telephone & Telegraph Notes, 6.25%,
  due 12/15/97....................................       100,000        100,312
 New York Telephone Company Notes, 5.25%, due
  09/01/98........................................       135,000        133,110
 Ohio Bell Telephone Company Notes, 5.75%, due
  05/01/00........................................       100,000         98,309
 Sonat, Inc. Notes, 9.50%, due 08/15/99...........        50,000         53,580
                                                                   ------------
                                                                        385,311
                                                                   ------------
 Total U.S. Corporate Bonds
  (Cost $3,714,471)...............................                 $  3,699,825
                                                                   ------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ECLIPSE FINANCIAL ASSET TRUST
ULTRA SHORT TERM INCOME FUND
STATEMENT OF NET ASSETS -- DECEMBER 31, 1996
--------------------------------------------------------------------------------

                              YANKEE BONDS (2.24%)

                                                        FACE          VALUE
                                                       AMOUNT        (NOTE 1)

PROCESS INDUSTRIES (2.24%)
 Dow Capital B.V. Notes, 5.75%, due 09/15/97......  $    100,000   $     99,960
                                                                   ------------
 Total Yankee Bonds (Cost $99,770)................                 $     99,960
                                                                   ------------

                           FEDERAL AGENCIES (11.22%)

                                                        FACE          VALUE
                                                       AMOUNT        (NOTE 1)
 Federal Home Loan Bank, 5.775%, due 09/26/97.....  $    100,000   $    100,097
 Federal Home Loan Mortgage Corporation, 6.18%,
  due 11/18/97....................................       150,000        150,598
 Federal National Mortgage Association (V.R.),
  5.18%, due 12/14/98.............................       100,000         99,880

                                                        FACE          VALUE
                                                       AMOUNT        (NOTE 1)
 Student Loan Marketing Association (V.R.), 5.57%,
  due 10/30/97....................................  $    100,000   $    100,062
 Student Loan Marketing Association (V.R.), 5.57%,
  due 01/21/98....................................        50,000         50,031
                                                                   ------------
 Total Federal Agencies (Cost $502,226)...........                 $    500,668
                                                                   ------------

                         SHORT-TERM INVESTMENTS (2.08%)

                                                        FACE          VALUE
                                                       AMOUNT        (NOTE 1)

REPURCHASE AGREEMENTS (2.08%)
 State Street Bank and Trust Company, 4.00%, due
  01/02/97
  (Collateralized by $98,000 U.S. Treasury Bills,
  due 06/26/97)...................................  $     92,721   $     92,721
                                                                   ------------

                                                                      VALUE
                                                                     (NOTE 1)

 Total Short-Term Investments (Cost $92,721)......                 $     92,721
                                                                   ------------

--------------------------------------------------------------------------------

 Total Investments (98.49%) (Cost $4,409,188+)....                 $  4,393,174
 Cash and Other Assets in Excess of Liabilities
  (1.51%).........................................                       67,347
                                                                   ------------
 Net Assets (100.00%) 444,718 shares outstanding
  (Note 3)........................................                 $  4,460,521
                                                                   ------------
                                                                   ------------

 Net Asset Value, offering and redemption price
  per share.......................................                       $10.03
                                                                   ------------
                                                                   ------------

+ The cost stated also represents the aggregate cost for federal income tax purposes. Aggregate unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, are $4,143 and $20,157, respectively.

  See notes to financial statements.

--------------------------------------------------------------------------------
14

--------------------------------------------------------------------------------
                                                   ECLIPSE FINANCIAL ASSET TRUST
                                                                   BALANCED FUND
                                    STATEMENT OF NET ASSETS -- DECEMBER 31, 1996
--------------------------------------------------------------------------------

                             COMMON STOCKS (61.67%)

                                                                    VALUE
                                                       SHARES      (NOTE 1)

COMMERCIAL SERVICES (1.19%)
 Jacobs Engineering Group Inc.*...................      8,600   $      203,175
 Manpower, Inc....................................     13,500          438,750
 Richfood Holdings, Inc...........................     14,550          352,837
                                                                --------------
                                                                       994,762
                                                                --------------

CONSUMER DURABLES (6.06%)
 Chrysler Corporation.............................     33,500        1,105,500
 Ford Motor Company...............................     29,100          927,562
 Hasbro, Inc......................................     26,400        1,026,300
 Honda Motor Co., Ltd.............................     18,300        1,036,238
 Maytag Corporation...............................     24,400          481,900
 Volvo AB, ADR....................................     23,100          502,425
                                                                --------------
                                                                     5,079,925
                                                                --------------

CONSUMER NON-DURABLES (2.36%)
 ConAgra, Inc.....................................      9,800          487,550
 Coors (Adolph) Company Class B...................     13,600          258,400
 DIMON Incorporated...............................     11,300          261,312
 Universal Corporation............................     14,600          469,025
 Whitman Corporation..............................     22,000          503,250
                                                                --------------
                                                                     1,979,537
                                                                --------------

CONSUMER SERVICES (1.52%)
 Darden Restaurants, Inc..........................     47,300          413,875
 Equifax Inc......................................     28,100          860,562
                                                                --------------
                                                                     1,274,437
                                                                --------------

ELECTRONIC TECHNOLOGY (2.86%)
 Avnet Inc........................................      5,000          291,250
 Litton Industries, Inc.*.........................      5,000          238,125
 Mitel Corporation*...............................     32,400          202,500
 SCI Systems, Inc.*...............................      7,500          334,687
 Storage Technology Corporation*..................     27,900        1,328,738
                                                                --------------
                                                                     2,395,300
                                                                --------------

                                                                    VALUE
                                                       SHARES      (NOTE 1)

ENERGY MINERALS (6.93%)
 Mobil Corporation................................      4,500   $      550,125
 NGC Corporation..................................     13,700          318,525
 Occidental Petroleum Corporation.................     41,900          979,412
 Oryx Energy Company*.............................     61,500        1,522,125
 Pennzoil Company.................................      6,000          339,000
 Tosco Corporation................................      4,800          379,800
 Trizec Hahn Corporation..........................     14,300          314,600
 USX-Marathon Group...............................     24,500          584,938
 Unocal Corporation...............................     20,200          820,625
                                                                --------------
                                                                     5,809,150
                                                                --------------

FINANCE (12.79%)
 Ahmanson (H.F.) & Company........................      8,900          289,250
 Bank of New York Company, Inc. (The).............     16,300          550,125
 Bear Stearns Companies Inc. (The)................     32,695          911,373
 City National Corporation........................     18,700          404,388
 Commerce Group, Inc. (The).......................     15,900          401,475
 Equitable Companies Inc. (The)...................      9,000          221,625
 Fremont General Corporation......................      9,200          285,200
 Great Western Financial Corporation..............      8,600          249,400
 Hibernia Corporation Class A.....................     19,300          255,725
 Huntington Bancshares Inc........................     34,430          908,091
 Imperial Credit Industries, Inc.*................      9,800          205,800
 Lehman Brothers Holdings, Inc....................     21,200          665,150
 National City Corporation........................     23,800        1,068,025
 Old Republic International Corporation...........     10,000          267,500
 People's Bank....................................     25,400          733,425

            --------------------------------------------------------------------
*Non-Income Producing.                                                        15

--------------------------------------------------------------------------------
ECLIPSE FINANCIAL ASSET TRUST
BALANCED FUND
STATEMENT OF NET ASSETS -- DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                                                    VALUE
                                                       SHARES      (NOTE 1)

FINANCE (CONT'D)
 Reliance Group Holdings, Inc.....................     27,300   $      249,112
 Ryder System, Inc................................     17,000          478,125
 SouthTrust Corporation...........................     32,800        1,143,900
 UICI*............................................     16,300          529,750
 Washington Mutual, Inc...........................     20,800          900,900
                                                                --------------
                                                                    10,718,339
                                                                --------------

HEALTH SERVICES (2.55%)
 AmeriSource Health Corporation Class A*..........      6,400          308,800
 Bergen Brunswig Corporation Class A..............     13,400          381,900
 Cardinal Health, Inc.............................      7,200          419,400
 Tenet Healthcare Corporation*....................     47,100        1,030,313
                                                                --------------
                                                                     2,140,413
                                                                --------------

INDUSTRIAL SERVICES (0.29%)
 Fluor Corporation................................      3,900          244,725
                                                                --------------

PROCESS INDUSTRIES (3.59%)
 Albemarle Corporation............................      8,900          161,313
 Cabot Corporation................................      8,500          213,562
 Owens-Illinois, Inc.*............................     65,300        1,485,575
 Sonoco Products Company..........................     13,500          349,312
 Terra Industries Inc.............................     25,200          371,700
 Union Carbide Corporation........................     10,500          429,188
                                                                --------------
                                                                     3,010,650
                                                                --------------

PRODUCER MANUFACTURING (1.18%)
 AGCO Corporation.................................      4,200          120,225
 Cummins Engine Company, Inc......................      6,700          308,200
 ITT Industries, Inc..............................     10,400          254,800
 Johnson Controls, Inc............................      3,700          306,638
                                                                --------------
                                                                       989,863
                                                                --------------

                                                                    VALUE
                                                       SHARES      (NOTE 1)

RETAIL TRADE (8.90%)
 American Stores Co...............................     12,300   $      502,763
 Charming Shoppes, Inc.*..........................     30,400          153,900
 Circuit City Stores, Inc.........................     15,800          475,975
 CompUSA Inc.*....................................      9,200          189,750
 Dayton Hudson Corporation........................     20,200          792,850
 Eckerd Corporation*..............................      7,462          238,784
 Federated Department Stores, Inc.*...............     15,100          515,288
 Fred Meyer, Inc.*................................     13,400          475,700
 Kmart Corporation*...............................     45,000          466,875
 Kroger Company (The)*............................     11,000          511,500
 Pier 1 Imports, Inc..............................     12,400          218,550
 Price/Costco, Inc.*..............................     23,300          585,412
 Ruddick Corporation..............................     15,900          222,600
 Safeway, Inc.*...................................     11,200          478,800
 Service Merchandise Company*.....................     30,200          128,350
 TJX Companies, Inc. (The)........................      6,900          326,887
 Vons Companies, Inc.*............................      4,200          251,475
 Waban Inc.*......................................      7,600          197,600
 Winn-Dixie Stores, Inc...........................     11,500          363,687
 Woolworth Corporation*...........................     16,700          365,313
                                                                --------------
                                                                     7,462,059
                                                                --------------

TECHNOLOGY SERVICES (0.37%)
 Tech Data Corporation*...........................     11,200          306,600
                                                                --------------

TRANSPORTATION (2.07%)
 Continental Airlines, Inc. Class B*..............     16,800          474,600
 Federal Express Corporation*.....................     10,800          480,600
 Illinois Central Corporation.....................     15,400          492,800
 USAir Group, Inc.*...............................     12,300          287,513
                                                                --------------
                                                                     1,735,513
                                                                --------------

                                                    ----------------------------
16                                                        *Non-Income Producing.

--------------------------------------------------------------------------------
                                                   ECLIPSE FINANCIAL ASSET TRUST
                                                                   BALANCED FUND
                                    STATEMENT OF NET ASSETS -- DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                                                    VALUE
                                                       SHARES      (NOTE 1)

UTILITIES (9.01%)
 Allegheny Power System, Inc......................     12,900   $      391,838
 BCE Inc..........................................     24,200        1,155,550
 Coastal Corporation (The)........................     19,700          962,838
 Columbia Gas System, Inc. (The)..................     13,300          846,213
 Entergy Corporation..............................     37,800        1,048,950
 Long Island Lighting Company.....................     29,800          659,325
 MCN Corporation..................................     17,700          511,088
 MidAmerican Energy Holdings Company..............     25,900          411,162
 PacifiCorp.......................................     22,900          469,450

                                                                    VALUE
                                                       SHARES      (NOTE 1)

UTILITIES (CONT'D)
 Pinnacle West Capital Corporation................     13,600   $      431,800
 Public Service Company of New Mexico.............     11,500          225,687
 Southern Company (The)...........................     10,600          239,825
 Washington Water Power Company (The).............     10,700          199,287
                                                                --------------
                                                                     7,553,013
                                                                --------------

 Total Common Stocks (Cost $43,376,798)...........              $   51,694,286
                                                                --------------

                         U.S. CORPORATE BONDS (31.25%)

                                                      FACE          VALUE
                                                     AMOUNT        (NOTE 1)

COMMERCIAL SERVICES (0.61%)
 Supervalu Inc. Notes, 7.25%, due 07/15/99........  $ 300,000   $      304,746
 Supervalu Inc. Notes, 7.80%, due 11/15/02........    200,000          208,943
                                                                --------------
                                                                       513,689
                                                                --------------

CONSUMER DURABLES (0.09%)
 Eastman Kodak Company Notes, 7.25%, due
  04/15/97........................................     75,000           75,353
                                                                --------------

CONSUMER NON-DURABLES (4.17%)
 Anheuser-Busch Companies, Inc. Notes, 8.75%, due
  12/01/99........................................     50,000           53,016
 Bass America, Inc. Guaranteed Notes, 6.75%, due
  08/01/99........................................    550,000          554,551

                                                      FACE          VALUE
                                                     AMOUNT        (NOTE 1)

CONSUMER NON-DURABLES (CONT'D)
 Coca-Cola Company Notes, 7.875%, due 09/15/98....  $ 100,000   $      102,760
 Coca-Cola Enterprises Inc. Notes, 6.50%, due
  11/15/97........................................    150,000          150,860
 Coca-Cola Enterprises Inc. Notes, 7.00%, due
  11/15/99........................................    350,000          355,791
 Coca-Cola Enterprises Inc. Notes, 7.875%, due
  02/01/02........................................    200,000          210,672
 Heinz (H.J.) Company Notes, 5.50%, due
  09/15/97........................................    250,000          249,548
 Heinz (H.J.) Company Notes, 6.75%, due
  10/15/99........................................    200,000          201,789
 Hertz Corporation Sr. Notes, 8.30%, due
  02/02/98........................................    300,000          307,171

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ECLIPSE FINANCIAL ASSET TRUST
BALANCED FUND
STATEMENT OF NET ASSETS -- DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                                      FACE          VALUE
                                                     AMOUNT        (NOTE 1)

CONSUMER NON-DURABLES (CONT'D$$)
 Hertz Corporation Sr. Notes, 7.00%, due
  04/15/01........................................    300,000          303,711
 PepsiCo, Inc. Notes, 6.125%, due 01/15/98........    200,000          200,350
 PepsiCo, Inc. Notes, 7.75%, due 10/01/98.........    100,000          102,689
 PepsiCo, Inc. Notes, 6.25%, due 09/01/99.........    200,000          199,939
 PepsiCo, Inc. Notes, 6.80%, due 05/15/00.........    200,000          202,699
 Philip Morris Companies Inc. Notes, 7.625%, due
  05/15/02........................................    100,000          103,068
 RJR Nabisco, Inc. Sr. Notes, 7.625%, due
  09/01/00........................................    200,000          199,973
                                                                --------------
                                                                     3,498,587
                                                                --------------

CONSUMER SERVICES (0.12%)
 Gannett Co., Inc. Notes, 5.25%, due 03/01/98.....    100,000           99,191
                                                                --------------

ELECTRONIC TECHNOLOGY (2.43%)
 Boeing Co. Notes, 6.35%, due 06/15/03............    500,000          490,764
 IBM Corporation Notes, 6.375%, due 11/01/97......    100,000          100,407
 IBM Corporation Notes, 6.375%, due 06/15/00......    200,000          199,845
 IBM Corporation Notes, 7.25%, due 11/01/02.......    300,000          308,959
 McDonnell Douglas Finance Corporation Notes,
  7.25%, due 06/15/98.............................    200,000          203,200
 Raytheon Company Notes, 6.50%, due 07/15/05......    700,000          678,338

                                                      FACE          VALUE
                                                     AMOUNT        (NOTE 1)

ELECTRONIC TECHNOLOGY (CONT'D)
 Rockwell International Corporation Notes, 8.875%,
  due 09/15/99....................................  $  50,000   $       53,199
                                                                --------------
                                                                     2,034,712
                                                                --------------

ENERGY MINERALS (1.10%)
 Exxon Capital Corporation Guaranteed Notes,
  7.45%, due 12/15/01.............................    300,000          312,183
 Exxon Capital Corporation Notes, 6.50%, due
  07/15/99........................................    300,000          302,020
 Shell Oil Company Notes, 6.95%, due 12/15/98.....    300,000          304,522
                                                                --------------
                                                                       918,725
                                                                --------------

FINANCE (10.98%)
 Allstate Corporation Notes, 5.875%, due
  06/15/98........................................    250,000          249,405
 American Express Credit Corporation Notes,
  7.375%, due 02/01/99............................    500,000          511,413
 American Express Credit Corporation Notes,
  6.125%, due 06/15/00............................    200,000          198,178
 American General Finance Corporation Notes,
  8.00%, due 02/15/00.............................    200,000          208,793
 American General Finance Corporation Sr. Notes,
  8.25%, due 01/15/98.............................    200,000          204,512
 Aristar, Inc. Sr. Notes, 7.875%, due 02/15/99....    150,000          154,534
 Associates Corp. of North America Notes, 7.25%,
  due 05/15/98....................................    400,000          406,173
 Associates Corp. of North America Notes, 7.875%,
  due 09/30/01....................................    100,000          104,884

--------------------------------------------------------------------------------
18

--------------------------------------------------------------------------------
                                                   ECLIPSE FINANCIAL ASSET TRUST
                                                                   BALANCED FUND
                                    STATEMENT OF NET ASSETS -- DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                                      FACE          VALUE
                                                     AMOUNT        (NOTE 1)

FINANCE (CONT'D)
 Associates Corp. of North America Sr. Notes,
  6.875%, due 01/15/97............................  $ 150,000   $      150,049
 Berkley (W.R.) Corporation Notes, 6.25%, due
  01/15/06........................................    500,000          469,052
 CIT Group Holdings, Inc. Notes, 8.75%, due
  04/15/98........................................    300,000          309,949
 CNA Financial Corporation Sr. Notes, 8.875%, due
  03/01/98........................................    100,000          103,030
 Chrysler Financial Corporation Notes, 6.625%, due
  08/15/00........................................  1,000,000        1,002,816
 Commercial Credit Company Notes, 6.75%, due
  01/15/97........................................    300,000          300,081
 Commercial Credit Company Notes, 8.25%, due
  11/01/01........................................    200,000          212,906
 Ford Holdings, Inc. Guaranteed Notes, 9.25%, due
  03/01/00........................................     50,000           53,784
 Ford Motor Credit Company Notes, 8.00%, due
  01/15/99........................................    100,000          103,260
 Ford Motor Credit Company Notes, 7.25%, due
  05/15/99........................................    250,000          255,030
 Ford Motor Credit Company Notes, 8.375%, due
  01/15/00........................................    250,000          262,913
 General Electric Capital Corporation Notes,
  8.00%, due 01/15/98.............................    400,000          407,964
 General Motors Corporation Notes, 7.00%, due
  06/15/03........................................    700,000          705,377
 Heller Financial, Inc. Notes, 7.75%, due
  05/15/97........................................     50,000           50,369

                                                      FACE          VALUE
                                                     AMOUNT        (NOTE 1)

FINANCE (CONT'D)
 Heller Financial, Inc. Notes, 9.375%, due
  03/15/98........................................  $  50,000   $       51,834
 Heller Financial, Inc. Notes, 7.875%, due
  11/01/99........................................    100,000          103,556
 Household Finance Corporation Notes, 7.50%, due
  03/15/97........................................    200,000          200,662
 Household Finance Corporation Notes, 7.75%, due
  06/15/97........................................    200,000          201,763
 Household International Inc. (Floating Rate)
  Notes, 5.688%, due 05/27/97.....................    200,000          200,183
 International Lease Finance Corporation Notes,
  8.125%, due 01/15/98............................    200,000          204,187
 Lehman Brothers Inc. Sr. Notes, 7.625%, due
  06/01/06........................................    350,000          354,302
 Lehman Brothers Holdings, Inc. Notes, 7.625%, due
  06/15/97........................................    150,000          151,163
 Merrill Lynch & Co., Inc. Notes, 7.25%, due
  05/15/97........................................    100,000          100,545
 Transamerica Finance Corporation Notes, 6.75%,
  due 08/15/97....................................    300,000          301,663
 Travelers Group Inc. Notes, 6.125%, due
  06/15/00........................................    300,000          297,177
 USL Capital Corporation Notes, 8.125%, due
  02/15/00........................................    300,000          313,374
 USLife Corporation Sr. Notes, 6.75%, due
  01/15/98........................................    300,000          302,148
                                                                --------------
                                                                     9,207,029
                                                                --------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ECLIPSE FINANCIAL ASSET TRUST
BALANCED FUND
STATEMENT OF NET ASSETS -- DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                                      FACE          VALUE
                                                     AMOUNT        (NOTE 1)

HEALTH TECHNOLOGY (1.71%)
 American Home Products Corporation Notes, 7.70%,
  due 02/15/00....................................  $ 500,000   $      518,428
 Baxter International Inc. Notes, 7.50%, due
  05/01/97........................................    150,000          150,830
 Lilly (Eli) & Company Notes, 8.125%, due
  12/01/01........................................    250,000          266,441
 Pfizer Inc. Notes, 6.50%, due 02/01/97...........    150,000          150,108
 Upjohn Company Notes, 5.875%, 04/15/00...........    200,000          197,171
 Warner-Lambert Company Notes, 6.625%, due
  09/15/02........................................    150,000          149,634
                                                                --------------
                                                                     1,432,612
                                                                --------------

INDUSTRIAL SERVICES (1.49%)
 Browning-Ferris Industries Inc. Sr. Notes, 6.10%,
  due 01/15/03....................................    500,000          482,905
 Lockheed Martin Corporation Guaranteed Notes,
  7.25%, due 05/15/06.............................    500,000          507,876
 WMX Technologies Inc. Notes, 6.375%, due
  07/01/97........................................     50,000           50,179
 WMX Technologies Inc. Notes, 8.125%, due
  02/01/98........................................    200,000          204,372
                                                                --------------
                                                                     1,245,332
                                                                --------------

NON-ENERGY MINERALS (0.12%)
 Alcan Aluminum Corporation Guaranteed Notes,
  7.25%, due 12/15/99.............................    100,000          102,064
                                                                --------------

                                                      FACE          VALUE
                                                     AMOUNT        (NOTE 1)

PROCESS INDUSTRIES (0.61%)
 DuPont (E.I.) De Nemours & Company Notes, 8.65%,
  due 12/01/97....................................  $  50,000   $       51,236
 DuPont (E.I.) De Nemours & Company Notes, 6.00%,
  due 12/01/01....................................    200,000          195,469
 International Paper Company Notes, 7.80%, due
  03/18/99........................................    100,000          103,113
 James River Corporation of Virginia, 8.375%, due
  11/15/01........................................    150,000          159,215
                                                                --------------
                                                                       509,033
                                                                --------------

PRODUCER MANUFACTURING (1.18%)
 Dresser Industries, Inc. Sr. Notes, 6.25%, due
  06/01/00........................................    600,000          594,121
 Illinois Tool Works, Inc. Notes, 5.875%, due
  03/01/00........................................    400,000          394,171
                                                                --------------
                                                                       988,292
                                                                --------------

RETAIL TRADE (1.65%)
 Dayton Hudson Corporation Notes, 7.50%, due
  03/01/99........................................    300,000          306,326
 Dillard Department Stores Notes, 7.375%, due
  06/15/99........................................    255,000          261,068
 Limited, Inc. (The) Notes, 8.875%, due
  08/15/99........................................    200,000          209,236
 Penney (J.C.) Co., Inc. Notes, 6.875%, due
  06/15/99........................................     50,000           50,514
 Sears Roebuck and Company Notes, 9.25%, due
  08/01/97........................................    100,000          101,846

--------------------------------------------------------------------------------
20

--------------------------------------------------------------------------------
                                                   ECLIPSE FINANCIAL ASSET TRUST
                                                                   BALANCED FUND
                                    STATEMENT OF NET ASSETS -- DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                                      FACE          VALUE
                                                     AMOUNT        (NOTE 1)

RETAIL TRADE (CONT'D)
 Wal-Mart Stores Inc. Notes, 8.625%, due
  04/01/01........................................  $  50,000   $       53,877
 Wal-Mart Stores Inc. Notes, 7.25%, due
  06/01/13........................................    400,000          402,902
                                                                --------------
                                                                     1,385,769
                                                                --------------

TRANSPORTATION (1.04%)
 Consolidated Rail Corporation Notes, 6.90%, due
  07/01/98........................................    200,000          202,341
 Kansas City Southern Industries Sr. Notes,
  7.875%, due 07/01/02............................    150,000          156,073
 Union Pacific Corporation Notes, 7.375%, due
  05/15/01........................................    500,000          512,723
                                                                --------------
                                                                       871,137
                                                                --------------

UTILITIES (3.95%)
 Ameritech Capital Funding Inc. (Floating Rate)
  Notes, 5.925%, due 05/12/98.....................    550,000          550,685
 Chesapeake & Potomac Telephone-Virginia, Inc.
  Notes, 7.125%, due 01/15/02.....................    300,000          305,677
 Consolidated Edison Company Series F, 5.70%, due
  10/01/98........................................    350,000          347,109

                                                      FACE          VALUE
                                                     AMOUNT        (NOTE 1)

UTILITIES (CONT'D)
 GTE California, Inc. Notes, 6.75%, due
  12/01/97........................................  $  50,000   $       50,032
 GTE Corporation Notes, 8.85%, due 03/01/98.......     50,000           51,497
 GTE Northwest Inc. Notes, 7.375%, due 05/01/01...    500,000          512,437
 Pacific Bell Notes, 7.25%, due 07/01/02..........    300,000          308,339
 Public Service Electric & Gas Notes, 6.00%, due
  01/01/98........................................    100,000           99,833
 Sonat Inc. Notes, 9.00%, due 05/01/01............     50,000           53,918
 Southern California Edison Company Notes, 5.90%,
  due 01/15/97....................................     50,000           50,003
 Southern California Edison Company Notes, 5.875%,
  due 02/01/98....................................    300,000          299,325
 Southern California Edison Company Notes, 6.50%,
  due 06/01/01....................................    200,000          198,717
 Southwestern Bell Telephone Notes, 7.00%, due
  07/01/15........................................    500,000          485,496
                                                                --------------
                                                                     3,313,068
                                                                --------------
 Total U.S. Corporate Bonds
  (Cost $26,154,918)..............................              $   26,194,593
                                                                --------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ECLIPSE FINANCIAL ASSET TRUST
BALANCED FUND
STATEMENT OF NET ASSETS -- DECEMBER 31, 1996
--------------------------------------------------------------------------------

                              YANKEE BONDS (0.12%)

                                                         FACE       VALUE
                                                       AMOUNT      (NOTE 1)

PROCESS INDUSTRIES (0.12%)
 Dow Capital B.V. Notes, 5.75%, due 09/15/97......  $ 100,000   $       99,960
                                                                --------------
 Total Yankee Bonds
  (Cost $99,570)..................................              $       99,960
                                                                --------------


                  UNITED STATES GOVERNMENT OBLIGATIONS (4.97%)

                                                      FACE          VALUE
                                                     AMOUNT        (NOTE 1)
 United States Treasury Note, 6.375%, due
  01/15/00........................................  $ 500,000   $      504,375
 United States Treasury Note, 5.50%, due
  04/15/00........................................    500,000          491,562
 United States Treasury Note, 5.875%, due
  02/15/04........................................  1,250,000        1,217,188

                                                      FACE          VALUE
                                                     AMOUNT        (NOTE 1)

 United States Treasury Note, 6.50%, due
  05/15/05........................................  $1,000,000  $    1,007,187
 United States Treasury Note, 5.625%, due
  02/15/06........................................  1,000,000          946,250
                                                                --------------
 Total United States Government Obligations
  (Cost $4,159,901)...............................              $    4,166,562
                                                                --------------

                         SHORT-TERM INVESTMENTS (1.21%)

                                                      FACE          VALUE
                                                     AMOUNT        (NOTE 1)

REPURCHASE AGREEMENTS (1.21%)
 State Street Bank and Trust Company, 4.00%, due
  01/02/97 (Collateralized by $955,000 U.S.
  Treasury Bonds, 7.125%, due 02/15/23)...........  $1,011,328  $    1,011,328
                                                                --------------

                                                                    VALUE
                                                                   (NOTE 1)

 Total Short-Term Investments
  (Cost $1,011,328)...............................              $    1,011,328
                                                                --------------

--------------------------------------------------------------------------------

 Total Investments
  (99.22%)
  (Cost $74,802,515+).....             $83,166,729
 Cash and Other Assets
  Less Liabilities
  (0.78%).................                 658,432
                                       -----------
 Net Assets (100.00%)
  3,991,125 shares
  outstanding (Note 3)....             $83,825,161
                                       -----------
                                       -----------

 Net Asset Value, offering
  and redemption price per
  share...................                  $21.00
                                       -----------
                                       -----------

+ The cost stated also represents the aggregate cost for federal income tax purposes. Aggregate unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, are $9,595,208 and $1,230,994, respectively.

  See notes to financial statements.

--------------------------------------------------------------------------------
22

--------------------------------------------------------------------------------
                                                   ECLIPSE FINANCIAL ASSET TRUST
                                                          GROWTH AND INCOME FUND
                                    STATEMENT OF NET ASSETS -- DECEMBER 31, 1996
--------------------------------------------------------------------------------

                             COMMON STOCKS (98.47%)

                                                                  VALUE
                                                      SHARES    (NOTE 1)

COMMERCIAL SERVICES (2.22%)
 Jacobs Engineering
  Group Inc.*.....................................     2,700   $    63,788
 Manpower, Inc....................................     2,500        81,250
 Richfood Holdings, Inc...........................     2,950        71,537
                                                               -----------
                                                                   216,575
                                                               -----------

CONSUMER DURABLES (9.68%)
 Chrysler Corporation.............................     5,700       188,100
 Ford Motor Company...............................     5,500       175,313
 Hasbro, Inc......................................     4,600       178,825
 Honda Motor Co., Ltd.............................     3,000       169,875
 Maytag Corporation...............................     4,200        82,950
 Toll Brothers, Inc.*.............................     4,800        93,600
 Volvo AB, ADR....................................     2,500        54,375
                                                               -----------
                                                                   943,038
                                                               -----------

CONSUMER NON-DURABLES (2.34%)
 DIMON Incorporated...............................     4,200        97,125
 Universal Corporation............................     2,300        73,888
 Whitman Corporation..............................     2,500        57,187
                                                               -----------
                                                                   228,200
                                                               -----------

CONSUMER SERVICES (2.68%)
 Darden Restaurants, Inc..........................     5,300        46,375
 Equifax Inc......................................     7,000       214,375
                                                               -----------
                                                                   260,750
                                                               -----------

ELECTRONIC TECHNOLOGY (3.62%)
 Avnet Inc........................................       800        46,600
 Data General Corporation*........................     5,700        82,650
 Storage Technology Corporation*..................     4,700       223,837
                                                               -----------
                                                                   353,087
                                                               -----------
ENERGY MINERALS (12.34%)
 Mobil Corporation................................       700        85,575
 NGC Corporation..................................     5,200       120,900

                                                                  VALUE
                                                      SHARES    (NOTE 1)

ENERGY MINERALS (CONT'D)
 Occidental Petroleum Corporation.................     7,300   $   170,638
 Oryx Energy Company*.............................     9,900       245,025
 Pennzoil Company.................................     1,400        79,100
 Tosco Corporation................................       800        63,300
 Trizec Hahn Corporation..........................     4,200        92,400
 USX-Marathon Group...............................     8,300       198,162
 Unocal Corporation...............................     3,600       146,250
                                                               -----------
                                                                 1,201,350
                                                               -----------

FINANCE (20.71%)
 Ahmanson (H.F.) & Company........................     1,600        52,000
 Bank of New York Company, Inc. (The).............     1,400        47,250
 Bear Stearns Companies, Inc. (The)...............     7,350       204,881
 City National Corporation........................     2,900        62,713
 Commerce Group, Inc. (The).......................     4,200       106,050
 Equitable Companies Inc. (The)...................     2,600        64,025
 Fremont General Corporation......................     1,800        55,800
 Great Western Financial Corporation..............     1,700        49,300
 Hibernia Corporation Class A.....................     7,900       104,675
 Imperial Credit
  Industries, Inc.*...............................     1,900        39,900
 Lehman Brothers
  Holdings, Inc...................................     6,400       200,800
 National City Corporation........................     3,700       166,038
 Old Republic International Corporation...........     2,000        53,500
 People's Bank....................................     4,000       115,500
 Reliance Group
  Holdings, Inc...................................     5,400        49,275
 Ryder System, Inc................................     6,300       177,187
 SouthTrust Corporation...........................     5,800       202,275
 UICI*............................................     1,900        61,750
 Washington Mutual, Inc...........................     4,700       203,569
                                                               -----------
                                                                 2,016,488
                                                               -----------

            --------------------------------------------------------------------
*Non-Income Producing.                                                        23

--------------------------------------------------------------------------------
ECLIPSE FINANCIAL ASSET TRUST
GROWTH AND INCOME FUND
STATEMENT OF NET ASSETS -- DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                                                  VALUE
                                                      SHARES    (NOTE 1)

HEALTH SERVICES (4.64%)
 AmeriSource Health Corporation Class A*..........     1,300   $    62,725
 Bergen Brunswig Corporation Class A..............     2,600        74,100
 Cardinal Health, Inc.............................     2,250       131,062
 Tenet Healthcare Corporation*....................     8,400       183,750
                                                               -----------
                                                                   451,637
                                                               -----------

INDUSTRIAL SERVICES (0.39%)
 Fluor Corporation................................       600        37,650
                                                               -----------

PROCESS INDUSTRIES (7.29%)
 Albemarle Corporation............................     2,600        47,125
 Cabot Corporation................................     2,800        70,350
 Mead Corporation (The)...........................     1,500        87,188
 Owens-Illinois, Inc.*............................    10,800       245,700
 Sonoco Products Company..........................     3,000        77,625
 Terra Industries Inc.............................     6,500        95,875
 Union Carbide Corporation........................     2,100        85,837
                                                               -----------
                                                                   709,700
                                                               -----------

PRODUCER MANUFACTURING (2.44%)
 AGCO Corporation.................................     1,300        37,213
 Cummins Engine
  Company, Inc....................................     1,000        46,000
 ITT Industries, Inc..............................     4,600       112,700
 Johnson Controls, Inc............................       500        41,437
                                                               -----------
                                                                   237,350
                                                               -----------

RETAIL TRADE (14.77%)
 American Stores Co...............................     2,100        85,838
 Circuit City Stores, Inc.........................     1,900        57,237
 CompUSA Inc.*....................................     4,900       101,063
 Dayton Hudson Corporation........................     3,700       145,225
 Eckerd Corporation*..............................     1,375        44,000
 Federated Department
  Stores, Inc.*...................................     4,000       136,500
 Fred Meyer, Inc.*................................     2,800        99,400

                                                                  VALUE
                                                      SHARES    (NOTE 1)

RETAIL TRADE (CONT'D)
 Kmart Corporation*...............................     8,300   $    86,112
 Kroger Company (The)*............................     2,300       106,950
 Pier 1 Imports, Inc..............................     2,600        45,825
 Price/Costco, Inc.*..............................     4,100       103,013
 Ruddick Corporation..............................     3,100        43,400
 Safeway, Inc.*...................................     2,400       102,600
 Service Merchandise Company, Inc.*...............     5,800        24,650
 TJX Companies, Inc. (The)........................     1,200        56,850
 Vons Companies, Inc.*............................     1,600        95,800
 Winn-Dixie Stores, Inc...........................     1,900        60,087
 Woolworth Corporation*...........................     2,000        43,750
                                                               -----------
                                                                 1,438,300
                                                               -----------

TECHNOLOGY SERVICES (0.62%)
 Tech Data Corporation*...........................     2,200        60,225
                                                               -----------

TRANSPORTATION (3.60%)
 Continental Airlines, Inc. Class B*..............     2,800        79,100
 Federal Express Corporation*.....................     2,200        97,900
 Illinois Central Corporation.....................     2,800        89,600
 USAir Group, Inc.*...............................     3,600        84,150
                                                               -----------
                                                                   350,750
                                                               -----------

UTILITIES (11.13%)
 Allegheny Power
  System, Inc.....................................     3,100        94,163
 BCE Inc..........................................     1,900        90,725
 Columbia Gas System, Inc. (The)..................     3,000       190,875
 Entergy Corporation..............................     4,000       111,000
 Long Island Lighting Company.....................     3,700        81,862
 MCN Corporation..................................     3,300        95,288
 MidAmerican Energy Holdings Company..............     4,400        69,850
 PacifiCorp.......................................     4,300        88,150
 Pinnacle West Capital Corporation................     4,400       139,700

                                                    ----------------------------
24                                                        *Non-Income Producing.

--------------------------------------------------------------------------------
                                                   ECLIPSE FINANCIAL ASSET TRUST
                                                          GROWTH AND INCOME FUND
                                    STATEMENT OF NET ASSETS -- DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                                                  VALUE
                                                      SHARES    (NOTE 1)

UTILITIES (CONT'D)
 Public Service Company of New Mexico.............     2,300   $    45,137
 Southern Company (The)...........................     1,900        42,987
 Washington Water Power Company (The).............     1,800        33,525
                                                               -----------
                                                                 1,083,262
                                                               -----------
 Total Common Stocks
  (Cost $8,004,902)...............................             $ 9,588,362
                                                               -----------

                         SHORT-TERM INVESTMENTS (2.32%)

                                                      FACE        VALUE
                                                     AMOUNT     (NOTE 1)

REPURCHASE AGREEMENTS (2.32%)
 State Street Bank and Trust Company, 4.00%, due
  01/02/97 (Collateralized by $215,000 U.S.
  Treasury Bonds, 7.125%, due 02/15/03)...........  $225,615   $   225,615
                                                               -----------
 Total Short-Term Investments
  (Cost $225,615).................................             $   225,615
                                                               -----------


--------------------------------------------------------------------------------

 Total Investments (100.79%)
  (Cost $8,230,517+)..............................              $ 9,813,977
 Liabilities in Excess of Cash and Other Assets
  (-0.79%)........................................                  (76,887)
                                                                -----------
 Net Assets (100.00%) 721,722 shares outstanding
  (Note 3)........................................              $ 9,737,090
                                                                -----------
                                                                -----------

 Net Asset Value, offering and redemption price
  per share.......................................                   $13.49
                                                                -----------
                                                                -----------

+ The cost stated also represents the aggregate cost for federal income tax purposes. Aggregate unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, are $1,747,432 and $163,972, respectively.

  See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ECLIPSE FINANCIAL ASSET TRUST
EQUITY FUND
STATEMENT OF NET ASSETS -- DECEMBER 31, 1996
--------------------------------------------------------------------------------

                             COMMON STOCKS (98.02%)

                                                                    VALUE
                                                       SHARES      (NOTE 1)

COMMERCIAL SERVICES (9.62%)
 ABM Industries Inc...............................       55,800   $   1,032,300
 Bearings, Inc....................................       38,600       1,075,975
 Borg-Warner Security Corporation*................       45,500         489,125
 Cameron Ashley Building Products*................       31,000         434,000
 CompuCom Systems, Inc.*..........................       87,600         941,700
 Graphic Industries, Inc..........................       50,600         512,325
 Hughes Supply, Inc...............................       26,200       1,129,875
 ICO, Inc.........................................       74,600         456,925
 JP Foodservice, Inc.*............................       27,800         774,925
 Jacobs Engineering Group Inc.*...................       30,100         711,112
 Jenny Craig, Inc.*...............................       96,100         852,887
 MicroAge, Inc.*..................................       26,700         534,000
 Norrell Corporation..............................       32,700         891,075
 Performance Food Group Company*..................       52,350         811,425
 Pinkerton's, Inc.*...............................       42,800       1,075,350
 Rexel, Inc.*.....................................       85,500       1,357,313
 Richfood Holdings, Inc...........................       31,596         766,203
 United Stationers Inc.*..........................       10,000         195,000
 Volt Information Sciences, Inc.*.................       22,400         980,000
 Wackenhut Corporation Class A....................       37,300         643,425
 World Fuel Services Corporation..................       34,100         758,725
                                                                  -------------
                                                                     16,423,665
                                                                  -------------

CONSUMER DURABLES (6.26%)
 Beazer Homes USA, Inc.*..........................       24,900         460,650
 Cavalier Homes, Inc..............................       47,812         549,838
 Champion Enterprises, Inc.*......................       91,216       1,778,712
 Chrysler Corporation.............................       12,700         419,100
 Continental Homes Holding Corporation............       50,700       1,077,375

                                                                      VALUE
                                                         SHARES     (NOTE 1)

CONSUMER DURABLES (CONT'D)
 Ford Motor Company...............................     14,500   $      462,188
 Hasbro, Inc......................................     10,700          415,962
 Honda Motor Co., Ltd.............................      9,000          509,625
 Huffy Corporation................................     72,300        1,039,312
 M.D.C. Holdings, Inc.............................    144,400        1,245,450
 Maytag Corporation...............................     27,100          535,225
 Skyline Corporation..............................     40,800        1,009,800
 Southern Energy Homes, Inc.*.....................     10,100          116,150
 Thor Industries, Inc.............................     13,900          350,975
 Toll Brothers, Inc.*.............................     23,200          452,400
 Volvo AB, ADR....................................     12,400          269,700
                                                                --------------
                                                                    10,692,462
                                                                --------------

CONSUMER NON-DURABLES (3.28%)
 ConAgra, Inc.....................................      8,300          412,925
 DIMON Incorporated...............................     43,900        1,015,188
 Golden Poultry Company, Inc......................     33,600          363,300
 Morningstar Group, Inc. (The)*...................     57,600        1,130,400
 National Beverage Corporation*...................     27,200          244,800
 Standard Commercial Corporation*.................     30,428          616,167
 Universal Corporation............................     29,400          944,475
 Whitman Corporation..............................     14,200          324,825
 Worthington Foods, Inc...........................     29,066          552,254
                                                                --------------
                                                                     5,604,334
                                                                --------------

CONSUMER SERVICES (1.40%)
 Consolidated Products, Inc.*.....................     53,460        1,042,470
 Darden Restaurants, Inc..........................     19,100          167,125
 Equifax Inc......................................     15,600          477,750
 Hilton Hotels Corporation........................     14,300          373,588
 Piccadilly Cafeterias, Inc.......................     36,300          335,775
                                                                --------------
                                                                     2,396,708
                                                                --------------

                                                    ----------------------------
26                                                        *Non-Income Producing.

--------------------------------------------------------------------------------
                                                   ECLIPSE FINANCIAL ASSET TRUST
                                                                     EQUITY FUND
                                    STATEMENT OF NET ASSETS -- DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                                                    VALUE
                                                       SHARES      (NOTE 1)

ELECTRONIC TECHNOLOGY (7.50%)
 ASM International N.V.*                               77,400   $      744,975
 Advanced Logic Research, Inc.*...................     69,300          857,588
 Applied Magnetics Corporation*...................     72,700        2,171,913
 Avnet Inc........................................      8,400          489,300
 ESCO Electronics Corporation.....................     98,400          984,000
 GenRad, Inc.*....................................     66,800        1,553,100
 MTS Systems Corporation..........................     41,900          838,000
 Mitel Corporation*...............................    127,000          793,750
 Orbotech Ltd.*...................................     51,100          734,562
 Storage Technology Corporation*..................     11,700          557,212
 TSI Incorporated.................................     75,900          872,850
 Western Digital Corporation*.....................     20,600        1,171,625
 Xicor, Inc.*.....................................    101,600        1,041,400
                                                                --------------
                                                                    12,810,275
                                                                --------------

ENERGY MINERALS (4.25%)
 Ashland Inc......................................     10,500          460,688
 Getty Petroleum Corporation......................     37,900          615,875
 Giant Industries, Inc............................     12,600          176,400
 NGC Corporation..................................     26,000          604,500
 Occidental Petroleum Corporation.................     19,500          455,812
 Oryx Energy Company*.............................     25,200          623,700
 Pennzoil Company.................................      6,200          350,300
 Tesoro Petroleum Corporation*....................     78,900        1,104,600
 Tosco Corporation................................      4,500          356,063
 Trizec Hahn Corporation..........................     52,600        1,157,200
 USX-Marathon Group...............................     36,500          871,437
 Ultramar Diamond Shamrock Corporation............      3,774          119,353
 Unocal Corporation...............................      8,700          353,437
                                                                --------------
                                                                     7,249,365
                                                                --------------

                                                                    VALUE
                                                       SHARES      (NOTE 1)

FINANCE (19.71%)
 Ahmanson (H.F.) & Company........................      3,300   $      107,250
 American Federal Bank, FSB.......................     45,900          866,363
 American Insured Mortgage Investors L.P. Series
  88..............................................     12,700          176,212
 AmeriCredit Corporation*.........................     72,600        1,488,300
 AmVestors Financial Corporation..................     35,100          517,725
 Atalanta/Sosnoff Capital Corporation.............     10,600           94,075
 Bank of New York Company, Inc. (The).............      6,700          226,125
 BankAtlantic Bancorp, Inc. Class A ..............      9,319          121,147
 BankAtlantic Bancorp, Inc. Class B ..............     37,275          498,553
 Bankers Life Holding Corporation.................     13,400          335,000
 Bear Stearns Companies Inc. (The)................      8,100          225,787
 CV Reit, Inc.....................................     26,100          358,875
 California Federal Bank, FSB*....................     17,400          426,300
 City National Corporation........................     29,100          629,288
 Coastal Bancorp, Inc.............................     16,300          372,863
 Comdisco, Inc....................................     28,400          901,700
 Commerce Group, Inc. (The).......................     40,500        1,022,625
 Conseco, Inc.....................................      9,400          599,250
 D&N Financial Corporation*.......................     39,400          659,950
 Edwards (A.G.), Inc..............................      7,000          235,375
 Evergreen Bancorp, Inc...........................     12,500          204,687
 FNB Corporation..................................      4,600          105,800
 Fahnestock Viner Holdings, Inc...................     16,600          240,700
 First Financial Caribbean Corporation............     14,000          388,500
 FirstBank Puerto Rico............................     24,300          631,800

            --------------------------------------------------------------------
*Non-Income Producing.                                                        27

--------------------------------------------------------------------------------
ECLIPSE FINANCIAL ASSET TRUST
EQUITY FUND
STATEMENT OF NET ASSETS -- DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                                                    VALUE
                                                       SHARES      (NOTE 1)

FINANCE (CONT'D)

 Fremont General Corporation......................     32,800   $    1,016,800
 Gainsco, Inc.....................................     49,400          475,475
 Glendale Federal Bank, FSB*......................     39,700          923,025
 Green Tree Financial Corporation.................      2,400           92,700
 HUBCO, Inc.......................................     48,451        1,187,049
 Hibernia Corporation Class A.....................     34,500          457,125
 Imperial Credit Industries, Inc.*................     13,300          279,300
 Independent Bank Corporation.....................     75,100          788,550
 Lawyers Title Corporation........................     23,000          451,375
 Lehman Brothers Holdings Inc.....................     32,700        1,025,962
 Lexington Corporate Properties, Inc..............     10,400          152,100
 Magna Group, Inc.................................      4,300          126,850
 Medford Savings Bank.............................     24,400          628,300
 Meridian Insurance Group, Inc....................     20,300          299,425
 Morgan Keegan, Inc...............................     80,500        1,378,562
 National City Corporation........................     18,600          834,675
 North Fork Bancorporation, Inc...................     13,900          495,187
 Oriental Bank and Trust..........................     21,840          455,910
 Paine Webber Group Inc...........................      8,200          230,625
 People's Bank....................................     42,100        1,215,638
 Peoples Heritage Financial Group, Inc............     14,424          403,872
 Pioneer Financial Services, Inc..................     64,400        1,610,000
 Poncebank........................................      1,600           40,000
 Presidential Life Corporation....................     47,800          576,588
 Quick & Reilly Group, Inc. (The).................      7,200          215,100
                                                                    VALUE
                                                       SHARES      (NOTE 1)

FINANCE (CONT'D)
 Reliance Bancorp, Inc............................     36,700   $      715,650
 Reliance Group Holdings, Inc.....................     94,200          859,575
 Riggs National Corporation.......................     68,100        1,174,725
 Ryder System, Inc................................     15,800          444,375
 Sherwood Group, Inc. (The)*......................     16,300          169,113
 Silicon Valley Bancshares*.......................     12,000          387,000
 SouthTrust Corporation...........................     11,400          397,575
 Southwest Securities Group, Inc..................     38,800          582,000
 Sovereign Bancorp, Inc...........................     32,900          431,813
 Thornburg Mortgage Asset Corporation.............      1,500           32,063
 Titan Holdings, Inc..............................     21,800          359,700
 UICI*............................................     28,600          929,500
 Washington Mutual, Inc...........................      8,500          368,156
                                                                --------------
                                                                    33,645,688
                                                                --------------

HEALTH SERVICES (2.52%)
 AmeriSource Health Corporation Class A*..........     18,800          907,100
 Bergen Brunswig Corporation Class A..............     25,100          715,350
 Kinetic Concepts, Inc............................     58,300          714,175
 Syncor International Corporation*................     99,200        1,326,800
 Tenet Healthcare Corporation*....................     29,200          638,750
                                                                --------------
                                                                     4,302,175
                                                                --------------

HEALTH TECHNOLOGY (0.46%)
 OEC Medical Systems, Inc.*.......................     52,600          789,000
                                                                --------------

                                                    ----------------------------
28                                                        *Non-Income Producing.

--------------------------------------------------------------------------------
                                                   ECLIPSE FINANCIAL ASSET TRUST
                                                                     EQUITY FUND
                                    STATEMENT OF NET ASSETS -- DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                                                    VALUE
                                                       SHARES      (NOTE 1)

INDUSTRIAL SERVICES (2.01%)
 Dreco Energy Services Ltd. Class A*..............     22,500   $      824,063
 EMCOR Group, Inc.*...............................     66,900          869,700
 Fluor Corporation................................      3,200          200,800
 Guy F. Atkinson Company of California*...........     50,200          527,100
 Philip Environmental, Inc.*......................     47,500          688,750
 Robertson-Ceco Corporation*......................     40,300          317,362
                                                                --------------
                                                                     3,427,775
                                                                --------------

NON-ENERGY MINERALS (1.66%)
 Centex Construction Products, Inc................     44,000          792,000
 Republic Group Inc...............................     24,900          389,063
 Roanoke Electric Steel Corporation...............     35,100          587,925
 Universal Forest Products, Inc...................     80,200        1,062,650
                                                                --------------
                                                                     2,831,638
                                                                --------------

PROCESS INDUSTRIES (4.12%)
 Albemarle Corporation............................     32,700          592,688
 Cabot Corporation................................      7,800          195,975
 Culp, Inc........................................     26,100          398,025
 Darling International Inc.*......................     20,000          590,000
 International Specialty Products Inc.*...........     56,600          693,350
 Mead Corporation (The)...........................      3,500          203,437
 Orange-co., Inc..................................     22,600          175,150
 Owens-Illinois, Inc.*............................     25,900          589,225
 Shiloh Industries, Inc.*.........................     64,000        1,040,000
 Sonoco Products Company..........................     14,400          372,600
 Spartech Corporation.............................    101,500        1,129,188
 Terra Industries Inc.............................     60,400          890,900
 Union Carbide Corporation........................      4,100          167,587
                                                                --------------
                                                                     7,038,125
                                                                --------------

                                                                    VALUE
                                                       SHARES      (NOTE 1)

PRODUCER MANUFACTURING (8.39%)
 AGCO Corporation.................................     17,000   $      486,625
 Allied Products Corporation......................     12,200          362,950
 Ampco-Pittsburgh Corporation.....................     54,800          657,600
 Avondale Industries Inc.*........................     58,400        1,255,600
 Chart Industries, Inc............................     61,800        1,058,325
 Commercial Metals Company........................      8,000          241,000
 Core Industries Inc..............................     24,200          399,300
 Cummins Engine Company, Inc......................      5,200          239,200
 Fairchild Corporation (The)*.....................     40,200          592,950
 Gardner Denver Machinery, Inc.*..................     32,000        1,096,000
 Genlyte Group Inc. (The)*........................     61,400          767,500
 Griffon Corporation*.............................     57,600          705,600
 ITT Industries, Inc..............................     19,900          487,550
 Inter-City Products Corporation*.................     33,500           96,312
 Johnson Controls, Inc............................      2,400          198,900
 Katy Industries, Inc.............................     26,100          378,450
 Lamson & Sessions Co. (The)*.....................    116,300          843,175
 Mestek, Inc.*....................................     22,300          367,950
 Nortek, Inc.*....................................     74,600        1,492,000
 Oshkosh Truck Corporation Class B................     23,300          247,562
 Patrick Industries, Inc..........................     20,300          307,038
 Powell Industries, Inc.*.........................     47,100          653,513
 Shelter Components Corporation...................     46,625          571,156
 Watsco, Inc......................................     28,500          822,938
                                                                --------------
                                                                    14,329,194
                                                                --------------

            --------------------------------------------------------------------
*Non-Income Producing.                                                        29

--------------------------------------------------------------------------------
ECLIPSE FINANCIAL ASSET TRUST
EQUITY FUND
STATEMENT OF NET ASSETS -- DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                                                    VALUE
                                                       SHARES      (NOTE 1)

RETAIL TRADE (13.81%)
 American Stores Co...............................       10,000   $     408,750
 Borders Group, Inc.*.............................        6,300         226,012
 Carr Gottstein Foods Company*....................       18,600          69,750
 Carson Pirie Scott & Co.*........................       40,400       1,020,100
 Central Garden and Pet Company*..................       42,400         893,050
 Charming Shoppes, Inc.*..........................       71,600         362,475
 Circuit City Stores, Inc.........................       13,300         400,662
 CompUSA, Inc.*...................................       15,400         317,625
 Damark International, Inc. Class A*..............       46,100         437,950
 Dayton Hudson Corporation........................       11,300         443,525
 Delchamps, Inc...................................       44,300         858,313
 Dress Barn, Inc. (The)*..........................       37,500         562,500
 E-Z Serve Corporation*...........................       78,200          92,862
 Eagle Hardware & Garden, Inc.*...................       48,700       1,010,525
 Eckerd Corporation*..............................        6,284         201,088
 Federated Department Stores, Inc.*...............       15,400         525,525
 Filene's Basement Corporation*...................      104,000         429,000
 Fred Meyer, Inc.*................................       21,000         745,500
 Genesco Inc.*....................................      105,700         977,725
 Great Atlantic & Pacific Tea Company, Inc.
  (The)...........................................       10,600         337,875
 Ingles Markets, Inc. Class A.....................       83,800       1,047,500
 Intelligent Electronics, Inc.*...................       91,600         732,800
 Kmart Corporation*...............................       19,900         206,462
 Kroger Company (The)*............................        9,300         432,450
 Lazare Kaplan International Inc.*................       15,800         270,575

                                                                      VALUE
                                                         SHARES     (NOTE 1)
RETAIL TRADE (CONT'D)
 Longs Drug Stores Corporation....................     25,200   $    1,237,950
 Marsh Supermarkets, Inc. Class B.................     12,500          142,188
 Penney (J.C.) Co., Inc...........................      9,112          444,210
 Pier 1 Imports, Inc..............................     37,600          662,700
 Price/Costco, Inc.*..............................     22,800          572,850
 Riser Foods, Inc. Class A........................     32,900        1,044,575
 Ross Stores, Inc.................................     21,400        1,070,000
 Ruddick Corporation..............................     72,600        1,016,400
 Safeway, Inc.*...................................     10,400          444,600
 Service Merchandise Company, Inc.*...............     83,400          354,450
 Shopko Stores, Inc...............................     44,200          663,000
 Smart & Final, Inc...............................      6,000          129,750
 Syms Corporation*................................     21,400          181,900
 TJX Companies, Inc. (The)........................     11,500          544,812
 Value City Department Stores, Inc.*..............     35,400          371,700
 Vons Companies, Inc.*............................      9,800          586,775
 Waban Inc.*......................................     16,900          439,400
 Wet Seal, Inc. Class A*..........................     12,700          271,463
 Winn-Dixie Stores, Inc...........................      6,100          192,913
 Woolworth Corporation*                                 9,200          201,250
                                                                --------------
                                                                    23,583,485
                                                                --------------

TECHNOLOGY SERVICES (2.50%)
 CHS Electronics, Inc.*...........................     80,500        1,378,562
 Computer Data Systems, Inc.......................     31,700          958,925
 Inacom Corporation*..............................     28,500        1,140,000
 Tech Data Corporation*                                29,000          793,875
                                                                --------------
                                                                     4,271,362
                                                                --------------

                                                    ----------------------------
30                                                        *Non-Income Producing.

--------------------------------------------------------------------------------
                                                   ECLIPSE FINANCIAL ASSET TRUST
                                                                     EQUITY FUND
                                    STATEMENT OF NET ASSETS -- DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                                                    VALUE
                                                       SHARES      (NOTE 1)

TRANSPORTATION (5.10%)
 Air Express International Corporation............       27,000   $     870,750
 Atlantic Coast Airlines, Inc.*...................       83,200       1,019,200
 Continental Airlines, Inc. Class B*..............       16,600         468,950
 Federal Express Corporation*.....................        6,400         284,800
 Harper Group, Inc. (The).........................       39,500         938,125
 Hawaiian Airlines, Inc.*.........................      144,200         486,675
 Illinois Central Corporation.....................       12,900         412,800
 Landstar System, Inc*............................       38,900         904,425
 Mesa Air Group, Inc.*............................       82,100         554,175
 Mesaba Holdings, Inc.*...........................       20,300         301,962
 Reno Air, Inc.*..................................       39,900         291,769
 USAir Group, Inc.*...............................       49,500       1,157,063
 Yellow Corporation*..............................       71,200       1,023,500
                                                                  -------------
                                                                      8,714,194
                                                                  -------------

                                                                    VALUE
                                                       SHARES      (NOTE 1)

UTILITIES (5.43%)
 Allegheny Power System, Inc......................        7,200   $     218,700
 BCE Inc..........................................       12,700         606,425
 Coastal Corporation (The)........................       17,500         855,312
 Dycom Industries, Inc.*..........................       95,000         878,750
 Edison International.............................       11,300         224,588
 Edisto Resources Corporation*....................       54,600         457,275
 Jabil Circuit, Inc.*.............................       67,100       2,684,000
 Kaneb Services, Inc.*............................       54,400         176,800
 Long Island Lighting Company.....................       25,200         557,550
 PacifiCorp.......................................       10,100         207,050
 Pinnacle West Capital Corporation................        6,600         209,550
 Public Service Company of New Mexico.............       42,200         828,175
 TNP Enterprises, Inc.............................       34,700         949,913
 Washington Water Power Company (The).............       21,800         406,025
                                                                  -------------
                                                                      9,260,113
                                                                  -------------
 Total Common Stocks
  (Cost $132,390,320).............................                $ 167,369,558
                                                                  -------------

                         SHORT-TERM INVESTMENTS (2.13%)

                                                       FACE           VALUE
                                                      AMOUNT        (NOTE 1)

REPURCHASE AGREEMENTS (2.13%)
 State Street Bank and Trust Company, 4.00%, due
  01/02/97 (Collateralized by $3,435,000 U.S.
  Treasury Bonds, 7.125% due
  02/15/23).......................................   $3,642,454   $   3,642,454
                                                                  -------------

                                                                      VALUE
                                                                    (NOTE 1)

 Total Short-Term Investments
  (Cost $3,642,454)...............................                $   3,642,454
                                                                  -------------

            --------------------------------------------------------------------
*Non-Income Producing.                                                        31

--------------------------------------------------------------------------------
ECLIPSE FINANCIAL ASSET TRUST
EQUITY FUND
STATEMENT OF NET ASSETS -- DECEMBER 31, 1996
--------------------------------------------------------------------------------

 Total Investments (100.15%)
  (Cost $136,032,774+)............................                $ 171,012,012
 Liabilities in Excess of Cash and Other Assets
  (-0.15%)........................................                     (265,269)
                                                                  -------------
 Net Assets (100.00%) 12,671,399 shares
  outstanding (Note 3)............................                $ 170,746,743
                                                                  -------------
                                                                  -------------
 Net Asset Value, offering and redemption price
  per share.......................................                       $13.47

 + Aggregate cost for federal income tax purposes is $136,057,446. Aggregate unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, are $38,932,221 and $3,977,655, respectively.

   See notes to financial statements.

--------------------------------------------------------------------------------
                                                   ECLIPSE FINANCIAL ASSET TRUST
                                                        STATEMENTS OF OPERATIONS
                                                    YEAR ENDED DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                           ULTRA SHORT
                                               TERM             BALANCED         GROWTH AND           EQUITY
                                           INCOME FUND            FUND           INCOME FUND           FUND
                                          --------------     --------------     -------------     --------------

INVESTMENT INCOME
Income:
  Interest..............................        $310,550       $  2,315,008       $   10,920        $    180,486
  Dividends (a).........................       --                 1,348,185          207,863           3,060,941
                                          --------------     --------------     -------------     --------------
    Total income........................        310,550           3,663,193          218,783           3,241,427
                                          --------------     --------------     -------------     --------------
Expenses (Note 2):
  Management Fee........................         18,414             672,074           76,816           1,657,486
  Custodian and related shareholder
    expenses............................         20,609             134,919           38,817             135,882
  Legal, compliance and filing fees.....          7,194              38,617            8,767              66,468
  Audit and accounting..................          7,857              14,500            7,908              22,000
  Trustees' fees........................            253               4,718              437               9,592
  Other.................................          1,054               8,123            1,355              15,327
                                          --------------     --------------     -------------     --------------
    Total expenses before
      reimbursement.....................         55,381             872,951          134,100           1,906,755
  Fees paid indirectly..................            (84)           --                --                   (1,589)
  Expense reimbursement from Advisor....        (55,297)           (200,877)         (57,284)           --
                                          --------------     --------------     -------------     --------------
    Net expenses........................       --                   672,074           76,816           1,905,166
                                          --------------     --------------     -------------     --------------
Net investment income...................        310,550           2,991,119          141,967           1,336,261
                                          --------------     --------------     -------------     --------------

 REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on
 investments............................        (36,917)          5,295,291          879,420          38,831,528
Change in unrealized appreciation
 (depreciation) of investments..........        (25,313)          1,655,120          742,727           3,677,561
                                          --------------     --------------     -------------     --------------
  Net gain (loss) on investments........        (62,230)          6,950,411        1,622,147          42,509,089
                                          --------------     --------------     -------------     --------------
Increase in net assets from
 operations.............................        $248,320       $  9,941,530       $1,764,114        $ 43,845,350
                                          --------------     --------------     -------------     --------------
                                          --------------     --------------     -------------     --------------

(a) Dividends recorded net of foreign withholding taxes of $0, $6,849, $829 and $9,374, respectively.

See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ECLIPSE FINANCIAL ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                ULTRA SHORT TERM
                                                   INCOME FUND                    BALANCED FUND
                                          -----------------------------   -----------------------------
                                           YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                          DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              1996            1995            1996            1995
                                          -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income.................  $    310,550    $    173,438    $  2,991,119    $  1,875,136
  Net realized gain (loss) on
    investments.........................       (36,917)            230       5,295,291       2,248,284
  Change in unrealized appreciation
    (depreciation) of investments.......       (25,313)          9,299       1,655,120       6,046,085
                                          -------------   -------------   -------------   -------------
  Increase in net assets from
    operations..........................       248,320         182,967       9,941,530      10,169,505
                                          -------------   -------------   -------------   -------------
Distributions to shareholders from:
  Net investment income.................      (314,948)       (169,141)     (2,991,194)     (1,877,538)
  Net realized gains on investments.....       --              --           (5,295,439)     (2,248,136)
                                          -------------   -------------   -------------   -------------
    Total distributions to
      shareholders......................      (314,948)       (169,141)     (8,286,633)     (4,125,674)
                                          -------------   -------------   -------------   -------------
Transactions in shares of beneficial
 interest
 (Note 3)...............................       (83,335)      3,975,264      (3,751,938)     52,175,819
                                          -------------   -------------   -------------   -------------
    Total increase (decrease)...........      (149,963)      3,989,090      (2,097,041)     58,219,650
Net Assets:
  Beginning of year.....................     4,610,484         621,394      85,922,202      27,702,552
                                          -------------   -------------   -------------   -------------
  End of year (including undistributed
    net investment income of $173,
    $4,341, $278 and $353,
    respectively).......................  $  4,460,521    $  4,610,484    $ 83,825,161    $ 85,922,202
                                          -------------   -------------   -------------   -------------
                                          -------------   -------------   -------------   -------------

See notes to financial statements.

--------------------------------------------------------------------------------
34

--------------------------------------------------------------------------------

                                                   ECLIPSE FINANCIAL ASSET TRUST
                                             STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                GROWTH AND INCOME FUND           EQUITY FUND
                                              --------------------------  --------------------------
                                               YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                              DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                  1996          1995          1996          1995
                                              ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income.....................   $  141,967    $   71,920   $  1,336,261  $    832,809
  Net realized gain on investments..........      879,420       165,914     38,831,528     6,400,213
  Change in unrealized appreciation of
    investments.............................      742,727       840,733      3,677,561    26,485,424
                                              ------------  ------------  ------------  ------------
  Increase in net assets from operations....    1,764,114     1,078,567     43,845,350    33,718,446
                                              ------------  ------------  ------------  ------------
Distributions to shareholders from:
  Net investment income.....................     (147,097)      (66,641)    (1,333,568)     (829,705)
  Net realized gains on investments.........     (879,204)     (165,914)   (38,672,513)   (6,388,563)
  In excess of realized gains on
    investments.............................       --              (216)       --            --
                                              ------------  ------------  ------------  ------------
    Total distributions to shareholders.....   (1,026,301)     (232,771)   (40,006,081)   (7,218,268)
                                              ------------  ------------  ------------  ------------
Transactions in shares of beneficial
 interest (Note 3)..........................    1,038,837     6,799,365     (7,797,705)  (46,902,152)
                                              ------------  ------------  ------------  ------------
    Total increase (decrease)...............    1,776,650     7,645,161     (3,958,436)  (20,401,974)
Net Assets:
  Beginning of year.........................    7,960,440       315,279    174,705,179   195,107,153
                                              ------------  ------------  ------------  ------------
  End of year (including undistributed net
    investment income of $147, $5,277,
    $7,178 and $4,485, respectively)........   $9,737,090    $7,960,440   $170,746,743  $174,705,179
                                              ------------  ------------  ------------  ------------
                                              ------------  ------------  ------------  ------------

See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ECLIPSE FINANCIAL ASSET TRUST
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1. SUMMARY OF ACCOUNTING POLICIES

Eclipse Financial Asset Trust (the "Trust"), a Massachusetts business trust registered under the Investment Company Act of 1940, is a no-load, diversified, open-end management investment company. The Trust currently has four investment portfolios, the Ultra Short Term Income Fund, the Balanced Fund, the Growth and Income Fund and the Equity Fund. The investment objective of the Ultra Short Term Income Fund is to seek a high total return consisting of current income, preservation of capital, and a relatively stable net asset value. The Balanced Fund seeks a high total return from a combination of equity and fixed-income investments. The Growth and Income Fund seeks a high total return consisting of both current income and realized and unrealized capital gains from equity securities and equity-related securities. The investment objective of the Equity Fund is to seek a high total return from equity investments. The financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

  a) Valuation of Securities

     Securities traded on a national securities exchange or admitted to trading on the National Association of Securities Dealers Inc. Automated Quotations National List are valued at the last reported sales price on the last business day of the fiscal period. Common stocks for which no sale was reported on that date and over-the-counter securities are valued at the mean between the last reported bid and asked prices. United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost. Debt instruments having a remaining maturity of more than sixty days will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Trustees. All other investment assets, including restricted and not readily marketable securities, are valued in such a manner as the Board of Trustees in good faith deems appropriate to reflect their fair market value.

  b) Federal Income Taxes

     It is the policy of each Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

  c) Dividends and Distributions to Shareholders

     Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income will be declared and paid quarterly for the Ultra Short Term Income Fund and the Balanced Fund, and annually for the Growth and Income Fund and the Equity Fund. Distributions from net realized gains and income distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for deferral of wash sales.

  d) Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

  e) General

     Securities transactions are recorded on a trade date basis. Interest income is accrued as earned and dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions are recorded on the identified cost basis. It is the Trust's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities plus accrued interest are sufficient to cover the value of the repurchase agreements.

--------------------------------------------------------------------------------
36

--------------------------------------------------------------------------------

                                                   ECLIPSE FINANCIAL ASSET TRUST
                                                   NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

2. INVESTMENT MANAGEMENT FEES AND
  OTHER TRANSACTIONS WITH AFFILIATES

Under the Management Contract, the Trust pays a management fee to Towneley Capital Management, Inc. (Manager) equal to an annual rate of the average daily net assets of .40%, .80%, .90% and 1.00% for the Ultra Short Term Income Fund, the Balanced Fund, the Growth and Income Fund and the Equity Fund, respectively. The Manager is required to reimburse each Fund for its expenses (exclusive of interest, taxes, brokerage, allowable distribution expenses, and extraordinary expenses) to the extent that such expenses, including the management fee, for any fiscal year exceed 2.5% of the first $30 million of the Fund's average net assets, 2% of the next $70 million of its average net assets and 1.5% of its average net assets in excess of $100 million. No such reimbursement was required for the year ended December 31, 1996. For the year ended December 31, 1996, the Manager voluntarily waived fees for the Ultra Short Term Income Fund, the Balanced Fund and the Growth and Income Fund of $18,414, $200,877 and $57,284, respectively. In addition, the Manager reimbursed expenses of $36,883 for the Ultra Short Term Income Fund.

Fees are paid to Trustees who are unaffiliated with the Manager on the basis of $2,000 per annum plus $750 per meeting attended.

Included in the statement of operations under the caption "Custodian and related shareholder expenses" are custodian fee offsets of $84 and $1,589 for the Ultra Short Term Income Fund and the Equity Fund.

3. TRANSACTIONS IN SHARES
   OF BENEFICIAL INTEREST

At December 31, 1996, the Trust had an unlimited authorized number of shares of beneficial interest ($.01 par value). Capital paid in amounted to $4,513,279, $75,460,669, $8,153,483 and $135,601,312 for the Ultra Short Term Income Fund,
the Balanced Fund, the Growth and Income Fund and the Equity Fund. The Ultra Short Term Income Fund underwent a one for five share split on June 14, 1996. Transactions were as follows:

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ECLIPSE FINANCIAL ASSET TRUST
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
                                                                  ULTRA SHORT TERM INCOME FUND
                                                           -------------------------------------------

                                                                YEAR ENDED             YEAR ENDED
                                                             DECEMBER 31, 1996     DECEMBER 31, 1995
                                                           ---------------------  --------------------

                                                            SHARES      AMOUNT     SHARES     AMOUNT
------------------------------------------------------------------------------------------------------
Sold.....................................................    388,853  $1,211,511  2,141,483  $4,361,299
Issued on reinvestment of dividends......................     49,121     314,637     83,063    169,028
Redeemed.................................................   (387,823) (1,609,483)  (272,844)  (555,063)
Reduction in shares due to reverse share split...........  (1,867,810)     --        --         --
                                                           ---------  ----------  ---------  ---------
Net increase (decrease)..................................  (1,817,659) $  (83,335) 1,951,702 $3,975,264
                                                           ---------  ----------  ---------  ---------
                                                           ---------  ----------  ---------  ---------
------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                                                                                 BALANCED FUND
                                                                ------------------------------------------------

                                                                       YEAR ENDED               YEAR ENDED
                                                                   DECEMBER 31, 1996        DECEMBER 31, 1995
                                                                ------------------------  ----------------------

                                                                  SHARES       AMOUNT      SHARES      AMOUNT
----------------------------------------------------------------------------------------------------------------
Sold..........................................................     579,937  $ 12,210,767  2,895,766  $57,764,393
Issued on reinvestment of dividends...........................     390,889     8,225,985    198,878    4,040,631
Redeemed......................................................  (1,153,469)  (24,188,690)  (480,370)  (9,629,205)
                                                                ----------  ------------  ---------  -----------
Net increase (decrease).......................................    (182,643) $ (3,751,938) 2,614,274  $52,175,819
                                                                ----------  ------------  ---------  -----------
                                                                ----------  ------------  ---------  -----------
----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                                              GROWTH AND INCOME FUND
                                                                  -----------------------------------------------

                                                                        YEAR ENDED               YEAR ENDED
                                                                     DECEMBER 31, 1996       DECEMBER 31, 1995
                                                                  -----------------------  ----------------------

                                                                   SHARES       AMOUNT      SHARES      AMOUNT
-----------------------------------------------------------------------------------------------------------------
Sold............................................................     52,143  $    691,069    608,522  $ 6,717,270
Issued on reinvestment of dividends.............................     71,032       958,216     16,609      203,130
Redeemed........................................................    (47,879)     (610,448)   (10,233)    (121,035)
                                                                  ---------  ------------  ---------  -----------
Net increase....................................................     75,296  $  1,038,837    614,898  $ 6,799,365
                                                                  ---------  ------------  ---------  -----------
                                                                  ---------  ------------  ---------  -----------
-----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
38

--------------------------------------------------------------------------------

                                                   ECLIPSE FINANCIAL ASSET TRUST
                                                   NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                                                  EQUITY FUND
                                                              ---------------------------------------------------

                                                                     YEAR ENDED                 YEAR ENDED
                                                                  DECEMBER 31, 1996         DECEMBER 31, 1995
                                                              -------------------------  ------------------------

                                                                SHARES        AMOUNT       SHARES       AMOUNT
-----------------------------------------------------------------------------------------------------------------
Sold........................................................      515,755  $  7,634,352      94,373  $  1,236,042
Issued on reinvestment of dividends.........................    2,963,304    39,737,905     532,276     7,175,073
Redeemed....................................................   (3,688,581)  (55,169,962) (4,246,137)  (55,313,267)
                                                              -----------  ------------  ----------  ------------
Net decrease................................................     (209,522) $ (7,797,705) (3,619,488) $(46,902,152)
                                                              -----------  ------------  ----------  ------------
                                                              -----------  ------------  ----------  ------------
-----------------------------------------------------------------------------------------------------------------

4. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than U.S. Government direct and agency obligations and short-term investments, totaled $1,942,184 and $726,269 for the Ultra Short Term Income Fund, $56,997,996 and $65,426,465 for the Balanced Fund, $8,758,311 and $8,455,344 for the Growth and Income

Fund and $133,067,443 and $177,628,824 for the Equity Fund. Accumulated undistributed realized gains at December 31, 1996 amounted to $159,015 for the Equity Fund. Accumulated realized losses at December 31, 1996 amounted to $36,917 for the Ultra Short Term Income Fund. Such losses represent tax basis capital losses which may be carried forward to offset future capital gains. Such losses expire December 31, 2004.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ECLIPSE FINANCIAL ASSET TRUST
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

5. SELECTED FINANCIAL INFORMATION

-----------------------------------------------------------------------------------------------------
ULTRA SHORT TERM INCOME FUND

                                                    FOR THE YEAR    FOR THE YEAR
                                                        ENDED           ENDED       DECEMBER 27, 1994
                                                    DECEMBER 31,    DECEMBER 31,     (INCEPTION) TO
                                                        1996            1995        DECEMBER 31, 1994
-----------------------------------------------------------------------------------------------------
Per share operating performance for a
 share outstanding throughout the period (a)
Net asset value, beginning of period..............    $10.20          $10.00            $10.00
                                                    -------------   -------------     --------
Income from investment operations:
Net investment income.............................      0.71            0.57            --
Net realized and unrealized gains (losses) on
 investments......................................     (0.16)           0.20            --
                                                    -------------   -------------     --------
    Total from investment operations..............      0.55            0.77            --
                                                    -------------   -------------     --------
Less distributions:
Dividends from net investment income..............     (0.72)          (0.57)           --
                                                    -------------   -------------     --------
    Total distributions...........................     (0.72)          (0.57)           --
                                                    -------------   -------------     --------
Net asset value, end of period....................    $10.03          $10.20            $10.00
                                                    -------------   -------------     --------
                                                    -------------   -------------     --------
Total return......................................      5.48%           7.83%             0.00%
Ratios/Supplemental data
Net assets, end of period (000)...................    $4,461          $4,610            $  621
Ratios to average net assets:
  Expenses........................................      0.00%+#         0.22%+#           0.50%*+
  Net investment income...........................      6.76%+          6.92%+            0.65%*+
Portfolio turnover rate...........................     46.82%          39.26%             0.00%

-------------
 * Annualized

 + Net of management fee waived equivalent to 0.4%, 0.4% and 0.4% of average net assets plus expenses reimbursed equivalent to 0.80%, 1.27% and 21.54% of average net assets, respectively.

 # Includes custodian fees paid indirectly which amounted to less than 0.01% and 0.04% of average net assets, respectively.

(a) Per share amounts for periods ended prior to December 31, 1996 have been restated to reflect a 1 for 5 share split effective June 14, 1996.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
40

--------------------------------------------------------------------------------

                                                   ECLIPSE FINANCIAL ASSET TRUST
                                                   NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

5. SELECTED FINANCIAL INFORMATION (CONT'D)

---------------------------------------------------------------------------------------------------
BALANCED FUND
                                                       FOR THE YEAR ENDED DECEMBER 31,
                                            1996        1995         1994        1993        1992
---------------------------------------------------------------------------------------------------
Per share operating performance for a
 share outstanding throughout the year
Net asset value, beginning of year......  $  20.59    $   17.76    $  18.63    $  17.37    $  17.02
                                          --------    ---------    --------    --------    --------
Income from investment operations:
Net investment income...................      0.78         0.64        0.56        0.62        0.73
Net realized and unrealized gains
 (losses)
 on investments.........................      1.85         3.39       (0.56)       2.32        1.28
                                          --------    ---------    --------    --------    --------
    Total from investment operations....      2.63         4.03        0.00        2.94        2.01
                                          --------    ---------    --------    --------    --------
Less distributions:
Dividends from net investment income....     (0.78)       (0.64)      (0.56)      (0.64)      (0.73)
Distributions from net realized gains...     (1.44)       (0.56)      (0.31)      (1.04)      (0.93)
                                          --------    ---------    --------    --------    --------
    Total distributions.................     (2.22)       (1.20)      (0.87)      (1.68)      (1.66)
                                          --------    ---------    --------    --------    --------
Net asset value, end of year............  $  21.00    $   20.59    $  17.76    $  18.63    $  17.37
                                          --------    ---------    --------    --------    --------
                                          --------    ---------    --------    --------    --------
Total return............................     12.91%       22.99%       0.01%      17.06%      12.01%
Ratios/Supplemental data
Net assets, end of year (000)...........  $ 83,825    $  85,922    $ 27,703    $ 21,690    $ 14,044
Ratios to average net assets:
  Expenses..............................      0.80%+       0.81%+#     0.80%+      0.69%+      0.52%+
  Net investment income.................      3.56%+       3.62%+      3.10%+      3.42%+      4.31%+
Portfolio turnover rate.................     71.51%       74.72%      94.38%      65.05%      95.51%
Average commission rate paid............  $ 0.0476           (a)         (a)         (a)         (a)

-------------
 + Net of management fee waived equivalent to 0.2%, 0.3%, 0.4%, 0.5%, and 0.8% of average net assets.

 # Includes custody fees paid indirectly which amounted to less than 0.01% of average net assets.

(a) Disclosure of amount required for fiscal years beginning on or after September 1, 1995.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ECLIPSE FINANCIAL ASSET TRUST
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

5. SELECTED FINANCIAL INFORMATION (CONT'D)

-------------------------------------------------------------------------------------------------
GROWTH AND INCOME FUND

                                                                                    DECEMBER 27,
                                                    FOR THE YEAR    FOR THE YEAR        1994
                                                        ENDED           ENDED        (INCEPTION)
                                                    DECEMBER 31,    DECEMBER 31,     TO DECEMBER
                                                        1996            1995          31, 1994
-------------------------------------------------------------------------------------------------
Per share operating performance for a
 share outstanding throughout the period
Net asset value, beginning of period..............    $12.31          $10.00          $10.00
                                                    -------------   -------------   -------------
Income from investment operations:
Net investment income.............................      0.22            0.11           --
Net realized and unrealized gains on
 investments......................................      2.54            2.57           --
                                                    -------------   -------------   -------------
    Total from investment operations..............      2.76            2.68           --
                                                    -------------   -------------   -------------
Less distributions:
Dividends from net investment income..............     (0.23)          (0.11)          --
Distributions from net realized gains.............     (1.35)          (0.26)          --
                                                    -------------   -------------   -------------
    Total distributions...........................     (1.58)          (0.37)          --
                                                    -------------   -------------   -------------
Net asset value, end of period....................    $13.49          $12.31          $10.00
                                                    -------------   -------------   -------------
                                                    -------------   -------------   -------------
Total return......................................     22.40%          26.82%           0.00%
Ratios/Supplemental data
Net assets, end of period (000)...................    $9,737          $7,960          $  315
Ratios to average net assets:
  Expenses........................................      0.90%+          1.00%+#         1.20%*+
  Net investment income...........................      1.66%+          1.57%+         (0.06)%*+
Portfolio turnover rate...........................    102.24%          63.16%           0.00%
Average commission rate paid......................    $0.0454             (a)             (a)

-------------
 * Annualized

 + Net of management fee waived equivalent to 0.7%, 0.9% and 0.9% of average net assets plus expenses reimbursed equivalent to 0.00%, 0.05% and 43.15% of average net assets, respectively.

 # Includes custodian fees paid indirectly which amounted to 0.10% of average net assets.

(a) Disclosure of amount required for fiscal years beginning on or after September 1, 1995.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
42

--------------------------------------------------------------------------------

                                                   ECLIPSE FINANCIAL ASSET TRUST
                                                   NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

5. SELECTED FINANCIAL INFORMATION (CONT'D)

-----------------------------------------------------------------------------------------------------
EQUITY FUND
                                                         FOR THE YEAR ENDED DECEMBER 31,
                                            1996         1995         1994         1993         1992
-------------------------------------------------------------------------------------------------------
Per share operating performance for a
 share outstanding throughout the year
Net asset value, beginning of year......  $   13.56    $   11.82    $   13.35    $   13.20    $   11.73
                                          ---------    ---------    ---------    ---------    ---------
Income from investment operations:
Net investment income...................       0.14         0.07         0.03         0.08         0.15
Net realized and unrealized gains
 (losses) on investments................       3.89         2.26        (0.66)        2.17         2.12
                                          ---------    ---------    ---------    ---------    ---------
    Total from investment operations....       4.03         2.33        (0.63)        2.25         2.27
                                          ---------    ---------    ---------    ---------    ---------
Less distributions:
Dividends from net investment income....      (0.14)       (0.07)       (0.03)       (0.08)       (0.15)
Distributions from net realized gains...      (3.98)       (0.52)       (0.87)       (2.02)       (0.65)
                                          ---------    ---------    ---------    ---------    ---------
    Total distributions.................      (4.12)       (0.59)       (0.90)       (2.10)       (0.80)
                                          ---------    ---------    ---------    ---------    ---------
Net asset value, end of year............  $   13.47    $   13.56    $   11.82    $   13.35    $   13.20
                                          ---------    ---------    ---------    ---------    ---------
                                          ---------    ---------    ---------    ---------    ---------
Total return............................      29.87%       19.69%       (4.74)%      17.02%       19.38%
Ratios/Supplemental data
Net assets, end of year (000)...........  $ 170,747    $ 174,705    $ 195,107    $ 197,106    $ 163,170
Ratios to average net assets:
  Expenses..............................       1.15%#       1.14%#       1.12%        1.12%        1.15%
  Net investment income.................       0.81%        0.45%        0.21%        0.55%        1.17%
Portfolio turnover rate.................      82.05%       74.40%       92.20%      101.09%      110.98%
Average commission rate paid............  $  0.0431           (a)          (a)          (a)          (a)

-------------
 # Includes custody fees paid indirectly which amounted to less than 0.01% of average net assets for each period indicated.

(a) Disclosure of amount required for fiscal years beginning on or after September 1, 1995.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INDEPENDENT AUDITOR'S REPORT

To the Board of Trustees and Shareholders of Eclipse Financial Asset Trust:

We have audited the accompanying statements of net assets of the Ultra Short Term Income Fund, the Balanced Fund, the Growth and Income Fund, and the Equity Fund series of Eclipse Financial Asset Trust, as of December 31, 1996, and the related statements of operations, changes in net assets and selected financial information for the periods indicated in the accompanying financial statements. These financial statements and selected financial information are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and selected financial information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and selected financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected financial information referred to above present fairly, in all material respects, the financial position of the Ultra Short Term Income Fund, the Balanced Fund, the Growth and Income Fund, and the Equity Fund series of Eclipse Financial Asset Trust as of December 31, 1996, the results of their operations, the changes in their net assets and the selected financial information for the periods indicated, in conformity with generally accepted accounting principles.

  [/S/ MCGLADREY & PULLEN, LLP]
New York, New York
January 31, 1997

---------------------------------------------------------
44

--------------------------------------------------------------------------------

ECLIPSE FINANCIAL ASSET TRUST
TRUSTEES AND OFFICERS

--------------------------------------------------------------------------------

Wesley G. McCain             Trustee, Chairman and President

                             Trustee, Secretary, Executive Vice
Sigrid A. Hess                President

John Novogrod                Trustee

John C. Van Eck              Trustee

Yung Wong                    Trustee

Anthony W. Polis             Vice President, Treasurer

Sylvia McCormick             Vice President

Patrick J. Farrell           Assistant Treasurer

Antoinette B. Cirillo        Assistant Treasurer

A. Thomas Smith III          Assistant Secretary

Sara L. Badler               Assistant Secretary

--------------------------------------------------------------------------------

TOWNELEY CAPITAL MANAGEMENT, INC.

Towneley Capital Management, Inc. is the Manager of the Eclipse Funds.

Established in 1971, Towneley is a registered investment adviser serving individual and institutional clients. As of December 31, 1996 total assets under management approximated $900 million.

The firm's three lines of business are the investment management of the Eclipse Funds, of separate accounts, and of portfolios of no-load mutual funds customized to meet clients' financial planning objectives.

Towneley Capital Management is organized for efficient investment decision making and administration with electronically linked offices in New York City, Laguna Hills, California and Peachtree City, Georgia.

Hallmarks of each of Towneley Capital Management's investment services are integration of risk management with pursuit of investment return, dedication to clients' investment goals, application of fundamentally sound quantitative strategies and extension of institutional investment expertise to individuals and groups through low cost approaches.

Towneley Capital Management's founder and chairman, Wesley G. McCain, directs the investment process, in collaboration with a staff of 25 professional and administrative personnel. Dr. McCain, who holds a doctoral degree from Stanford University and master's degrees from Columbia and Stanford, was formerly on the faculty of the Graduate School of Business of Columbia University. Towneley Capital Management has managed the Eclipse Funds since their inception.

---------------------------------------------------------
46

GLOSSARY

ASSET/VALUE STOCKS are defined as companies which are cheap to their economic book value or adjusted net worth. These companies typically have low price to stated book value ratios, low price to earnings ratios, high dividends, and low price to sales ratios.

CURRENT YIELD is the annual interest paid by a bond, divided by its current market value.

DURATION is a measure of the expected life of all fixed income securities in a fund. It is market value weighted and incorporates each bond's yield, coupon interest payments, final maturity and call feature into one measure. In general, the lower the coupon rate of interest, the longer the duration, and the higher the coupon, the shorter the duration. Duration is used as a proxy for the sensitivity of prices to changes in interest rates. The shorter the duration, the less sensitive the price is to interest rate changes.

GROWTH/VALUE STOCKS are defined as companies which have experienced a high level of profitability from a combination of high margins and/or asset turns. They generally have good working capital and debt management, and typically have low price to sales ratios, high price earnings ratios, nominal dividends, and high historical earnings or revenue growth.

LARGE CAPITALIZATION is defined by Eclipse by ranking all publicly traded companies in our universe based on market capitalization. We then divide that universe into ten groups, each with an equal number of companies. The 10% with the highest market capitalization are considered large. The next 10-20% are mid-size and the balance of the universe we consider small companies. As the stock market and the economic environment change, companies once considered large may become mid-size or small and vice versa.

LIPPER BALANCED FUND INDEX tracks the performance of the 30 largest balanced funds, adjusted for the reinvestment of capital gain distributions and income dividends. Source: Lipper Analytical Services

LIPPER GROWTH AND INCOME FUND INDEX tracks the performance of the 30 largest growth and income funds, adjusted for the reinvestment of capital gains distributions and income dividends. These growth and income funds combine a growth of earnings orientation and an income requirement for level and/or rising dividends. Source: Lipper Analytical Services

LIPPER SMALL COMPANY GROWTH FUND INDEX tracks the performance of the 30 largest small company growth funds, adjusted for the reinvestment of capital gains distributions and income dividends. Source: Lipper Analytical Services

LIPPER ULTRA SHORT OBLIGATION FUNDS AVERAGE is an average of funds which invest at least 65% of their assets in investment grade debt issues, or better, and maintain a portfolio dollar-weighted average maturity between 91 days and 365 days. Source: Lipper Analytical Services

MARKET CAPITALIZATION refers to the market value of all of a company's shares of common stock outstanding. If a company has five million shares of common stock selling at $50 a share, its market capitalization is $250 million dollars.

MERRILL LYNCH CORPORATE & GOVERNMENT 1-9.99 YEAR BOND INDEX is a market capitalization weighted index including U.S. Government and fixed coupon domestic investment grade corporate bonds with at least $100 million par amount outstanding. Source: Merrill Lynch

--------------------------------------------------------------------------------

RISK, in the sense of market risk, refers to the possibility that an asset might lose value or not gain value because of price fluctuations. There are virtually riskless investments, such as Treasury bills and low-risk investments like short-term high quality bonds. Medium- and high-risk investments include stocks, bonds, options, etc. A fundamental principle of finance is that investors make riskier investments because they expect higher returns over time.

RUSSELL 2000 INDEX tracks the smallest 2,000 companies in the Russell 3000 Index. The Russell 3000 includes the largest 3,000 United States companies as determined by market capitalization. The index represents 98% of the U.S. equity market. Source: Frank Russell Company

S&P 500 COMPOSITE STOCK PRICE INDEX is a market value weighted benchmark of common stock performance. The S&P Composite Index includes 500 stocks in 87 industries and represents over 70% of the total U.S. equity market. Source:
Standard & Poor's Securities.

S&P SMALL CAPITALIZATION 600 INDEX is a market value weighted benchmark of 600 smaller capitalization common stocks. Source: Standard & Poor's Securities.

SMALL CAPITALIZATION (see Large Capitalization)

STANDARD DEVIATION is a statistical measure, often used to evaluate market risk. Standard deviation compares the volatility or variation of all the individual returns to the average return of an investment over a time period. The bigger the price fluctuations, the higher the variation and the riskier the return.

WEIGHTED AVERAGE MATURITY is the remaining life of all the bonds in a portfolio adjusted for the size of each holding. If you held 60% of your investment in Bond A, which matured in 4 years, and 40% in Bond B, maturing in 2 years, your average weighted maturity would be 3.2 years (60% of 4 plus 40% of 2).

---------------------------------------------------------
48

MANAGER
Towneley Capital Management, Inc.
 144 East 30th Street
 New York, New York 10016


SHAREHOLDER SERVICING AGENT
Eclipse Financial Services, Inc.
 P.O. Box 2196
 Peachtree City, GA 30269
 Telephone: 800.872.2710
 In Georgia: 770.631.0414


CUSTODIAN, TRANSFER AGENT & DIVIDEND DISBURSING AGENT
Investors Fiduciary Trust Company
 210 West 10th Street
 Kansas City, Missouri 64105-1716


This report is submitted for the general information of the shareholders of the Trust. It is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective prospectus, which includes information regarding the Trust's objectives and policies, experience of its management, marketability of shares, and other information.